UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/09

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments • March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.7%
Aerospace & Defense 3.3%
Goodrich Corp.	353,410	$13,390,705

Asset Management & Custody Banks 5.1%
Invesco Ltd. (Bermuda)	632,124	8,761,239
Northern Trust Corp.	202,015	12,084,537
		20,845,776

Auto Parts & Equipment 3.0%
Autoliv, Inc.	652,500	12,116,925

Automotive Retail 2.1%
O’Reilly Automotive, Inc. (a)	242,200	8,479,422

Computer Hardware 4.2%
Diebold, Inc.	589,050	12,576,217
Teradata Corp. (a)	288,300	4,676,226
		17,252,443

Electric Utilities 2.4%
American Electric Power Co., Inc.	394,270	9,959,260

Electronic Equipment Manufacturers 1.6%
Agilent Technologies, Inc. (a)	419,900	6,453,863

Electronic Manufacturing Services 1.7%
Flextronics International Ltd. (Singapore) (a)	2,367,476	6,842,006

Health Care Equipment 4.2%
Beckman Coulter, Inc.	336,880	17,184,249

Health Care Facilities 3.7%
HEALTHSOUTH Corp. (a)	1,686,910	14,979,761

Healthcare 0.9%
Brookdale Senior Living, Inc.	756,600	3,820,830

	Number of
Description	Shares	Value

Housewares & Specialties 2.3%
Newell Rubbermaid, Inc.	1,503,190	$9,590,352

Human Resource & Employment Services 2.0%
Robert Half International, Inc.	449,600	8,016,368

Independent Power Producers & Energy Traders 1.4%
NRG Energy, Inc. (a)	338,500	5,957,600

Industrial Machinery 4.0%
Pentair, Inc.	748,830	16,227,146

Insurance Brokers 5.8%
Marsh & McLennan Cos., Inc.	631,456	12,786,984
Willis Group Holdings Ltd. (Bermuda)	507,500	11,165,000
		23,951,984

Integrated Oil & Gas 1.8%
Hess Corp.	134,980	7,315,916

Internet Software & Services 0.9%
eBay, Inc. (a)	288,900	3,628,584

Investment Banking & Brokerage 1.2%
Charles Schwab Corp.	323,800	5,018,900

IT Consulting & Other Services 4.8%
Perot Systems Corp., Class A (a)	1,526,970	19,667,374

Motorcycle Manufacturers 2.4%
Harley-Davidson, Inc.	739,237	9,898,383

Multi-Utilities 3.5%
Wisconsin Energy Corp.	345,340	14,217,648

Office Electronics 3.1%
Zebra Technologies Corp., Class A (a)	676,300	12,863,226

	Number of
Description	Shares	Value

Office Services & Supplies 5.7%
Avery Dennison Corp.	462,000	$10,321,080
Pitney Bowes, Inc.	550,220	12,847,637
		23,168,717

Oil & Gas Storage & Transportation 3.6%
El Paso Corp.	2,330,410	14,565,062

Packaged Foods & Meats 3.9%
ConAgra Foods, Inc.	945,420	15,949,235

Personal Products 2.6%
Estee Lauder Cos., Inc., Class A	425,560	10,490,054

Property & Casualty Insurance 6.3%
ACE Ltd. (Switzerland)	362,638	14,650,575
Aspen Insurance Holdings Ltd. (Bermuda)	501,929	11,273,326
		25,923,901

Regional Banks 1.8%
KeyCorp.	945,800	7,443,446

Retail REIT’s 0.5%
Simon Property Group, Inc.	58,600	2,029,904

Specialty Chemicals 4.9%
Valspar Corp.	1,013,330	20,236,200

Total Long-Term Investments 94.7%
(Cost $618,905,077)		387,485,240

Repurchase Agreements 4.6%
Banc of America Securities ($999,125 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $999,128)		999,125

Description	Value

Repurchase Agreements (continued)

Citigroup Global Markets, Inc. ($4,795,801 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $4,795,820)	$4,795,801

Citigroup Global Markets, Inc. ($9,991,253 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $9,991,289)	9,991,253

JPMorgan Chase & Co. ($2,997,376 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $2,997,387)	2,997,376

State Street Bank & Trust Co. ($51,445 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $51,445)	51,445

Total Repurchase Agreements 4.6% (Cost $18,835,000)	18,835,000

Total Investments 99.3% (Cost $637,740,077)	406,320,240

Other Assets in Excess of Liabilities 0.7%	2,874,766

Net Assets 100.0%	$409,195,006

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

REIT — Real Estate Investment Trust

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments
• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$387,485,240
Level 2 - Other Significant Observable Inputs	18,835,000
Level 3 - Significant Unobservable Inputs	-0-
Total	$406,320,240

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  Future contracts are valued at the settlement price established each day on the exchange on which they are traded.  Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.1%
Bermuda 1.0%
GOME Electrical Appliances Holdings Ltd. (a)	15,799,000	$2,283,034

Brazil 8.6%
Banco Bradesco SA - ADR	74,700	739,530
BM&F BOVESPA SA	391,600	1,186,743
Companhia de Bebidas das Americas - ADR	38,400	1,833,600
Companhia Vale do Rio Doce - ADR	377,149	4,254,241
Itau Unibanco Banco Multiplo SA - ADR	378,612	4,119,299
Lojas Arapua SA - GDR (a)(b)(c)(d)	24,635	0
Lojas Renner SA	89,900	552,247
PDG Realty SA	104,000	580,131
Perdigao SA (b)	127,946	1,585,709
Petroleo Brasileiro SA - ADR	155,753	3,815,948
Vivo Participacoes SA - ADR	69,600	908,280
		19,575,728

Cayman Islands 0.7%
Belle International Holdings Ltd.	1,657,000	842,831
Focus Media Holding Ltd. - ADR (b)	104,200	708,560
		1,551,391

China 17.4%
Anhui Conch Cement Co., Ltd., Class H	513,000	2,830,681
Beijing Enterprises Holdings Ltd.	211,500	888,797
BYD Electronic International Co., Ltd.	1,152,500	407,308
China Communication Services Corp., Ltd., Class H	1,440,000	862,332
China Construction Bank, Class H	6,610,000	3,753,808
China Life Insurance Co., Ltd., Class H	1,605,000	5,280,469
China Mobile Hong Kong Ltd.	861,000	7,495,257
China Railway Construction Corp., Ltd. (b)	402,900	526,248
China Railway Group Ltd. (b)	372,600	217,882
China Resources Power Holdings Co., Ltd.	691,000	1,445,613

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
China Unicom Ltd.	690,000	$722,987
Datang International Power Generation Co., Ltd., Class H	1,650,000	726,238
Dongfeng Motor Group Co., Ltd., Class H	5,693,000	2,954,550
Industrial & Commercial Bank of China Ltd., Class H	5,984,000	3,112,727
PetroChina Co., Ltd., Class H	4,790,000	3,817,895
Ping An Insurance Co. of China Ltd., Class H	403,500	2,408,996
Shanghai Industrial Holdings Ltd.	816,000	2,258,723
		39,710,511

Czech Republic 2.4%
CEZ AS	63,316	2,246,949
Komercni Banka AS	17,262	1,726,065
Telefonica O2 Czech Republic AS	76,310	1,501,848
		5,474,862

Hungary 0.3%
Richter Gedeon Nyrt	7,002	763,397

India 8.4%
ACC Ltd.	46,000	523,848
Bharat Heavy Electricals Ltd.	81,676	2,446,776
Deccan Chronicle Holdings Ltd. (a)	471,180	440,606
HDFC Bank Ltd.	109,300	2,118,468
HDFC Bank Ltd. - ADR	4,900	298,557
Hero Honda Motors Ltd.	55,500	1,175,802
Hindustan Petroleum Corp., Ltd.	153,814	816,471
Hindustan Unilever Ltd.	423,999	1,988,076
India Cements Ltd. (a)	300,192	630,871
Infosys Technologies Ltd.	87,730	2,292,873
ITC Ltd.	337,400	1,229,899
Maruti Suzuki India Ltd.	68,918	1,067,455
Oil & Natural Gas Corp., Ltd.	35,200	544,280
State Bank of India Ltd.	100,680	2,135,427

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

India (continued)
Union Bank of India Ltd.	242,000	$703,615
UTI Bank Ltd.	93,300	771,057
		19,184,081

Indonesia 3.2%
Astra International Tbk	721,800	898,116
Bank Central Asia Tbk	4,862,000	1,315,257
Bank Mandiri	3,249,000	617,538
Bank Rakyat Indonesia	2,244,000	816,540
Bumi Resources Tbk	3,557,500	252,958
Perusahaan Gas Negara	4,463,500	837,396
Telekomunikasi Indonesia	3,736,500	2,443,959
		7,181,764

Israel 1.8%
Check Point Software Technologies Ltd. (b)	54,192	1,203,604
Teva Pharmaceutical Industries Ltd. - ADR	63,172	2,845,899
		4,049,503

Luxembourg 0.2%
Millicom International Cellular SA	14,814	548,711

Malaysia 1.0%
Bumiputra Commerce Holdings Bhd	328,100	619,213
Digi.com Bhd	122,200	711,562
Sime Darby Bhd	158,600	249,284
Tenaga Nasional Bhd	401,600	672,249
		2,252,308

Mexico 3.5%
America Movil SAB de CV - ADR	126,880	3,435,910
Desarrolladora Homex SA de CV - ADR (b)	11,572	153,213
Fomento Economico Mexicano SA de CV - ADR	3,800	95,798
Grupo Financiero Banorte SA de CV	868,600	1,152,206
Grupo Televisa SA - ADR	135,700	1,850,948

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SA de CV, Class V	575,529	$1,343,646
		8,031,721

Pakistan 1.4%
MCB Bank Ltd.	392,920	685,903
National Bank of Pakistan	691,350	748,986
Oil & Gas Development Co., Ltd.	1,168,900	1,034,067
Pakistan State Oil Co., Ltd.	164,600	397,238
Pakistan Telecommunication Co., Ltd. (b)	1,784,000	367,826
		3,234,020

Panama 0.6%
Copa Holdings SA, Class A	50,409	1,445,226

Poland 2.9%
Bank Pekao SA	69,843	1,679,114
Bank Zachodni WBK SA	25,474	499,858
KGHM Polska Miedz SA	20,960	276,624
PBG SA (b)	6,080	334,107
Polskie Gornictwo Naftowe I Gazownictwo SA	598,925	580,598
Powszechna Kasa Oszczednosci Bank Polski SA	264,818	1,633,082
Telekomunikacja Polska SA	276,061	1,493,245
		6,496,628

Republic of China (Taiwan) 9.5%
Acer, Inc.	954,785	1,442,263
Cathay Financial Holding Co., Ltd.	1,140,200	984,594
Chunghwa Telecom Co., Ltd.	1,328,900	2,423,921
First Financial Holding Co., Ltd.	1,430,136	662,809
High Tech Computer Corp.	211,000	2,612,172
Hon Hai Precision Industry Co., Ltd.	1,502,400	3,408,329
Siliconware Precision Industries Co.	485,000	514,995
Taiwan Fertilizer Co., Ltd.	125,000	256,995
Taiwan Semiconductor Manufacturing Co., Ltd.	3,893,056	5,927,983

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Republic of China (Taiwan) (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	51,600	$461,820
Wistron Corp.	1,459,000	1,580,449
Yuanta Financial Holding Co., Ltd.	3,174,000	1,456,926
		21,733,256

Republic of Korea (South Korea) 12.6%
Amorepacific Corp.	2,330	1,028,541
Cheil Communications, Inc.	7,388	883,138
Cheil Worldwide, Inc.	35,188	964,389
Hyundai Development Co.	24,310	596,254
Hyundai Motor Co.	19,924	805,740
KB Financial Group, Inc. (b)	34,570	834,424
KT&G Corp.	31,920	1,757,859
LG Chem Ltd.	21,668	1,383,756
LG Electronics, Inc.	20,281	1,348,144
LG Telecom Ltd.	56,670	345,967
NHN Corp. (b)	25,657	2,819,658
Samsung Electronics Co., Ltd.	19,196	7,928,164
Samsung Fire & Marine Insurance Co., Ltd.	10,605	1,232,394
Shinhan Financial Group Co., Ltd. (b)	87,026	1,562,227
SK Telecom Co., Ltd.	15,551	2,159,801
SK Telecome Co., Ltd. - ADR	14,300	220,935
SSCP Co., Ltd. (b)	54,319	308,954
Woongjin Coway Co., Ltd.	114,190	2,477,091
		28,657,436

Russia 5.3%
Gazprom - ADR	99,352	1,459,546
LUKOIL - ADR	114,073	4,285,348
Mobile TeleSystems - ADR	27,600	825,792
Polyus Gold Co. - ADR	53,657	1,228,745
Rosneft Oil Co. - GDR (b)	495,872	2,130,833
RusHydro (a)(b)	30,428,003	674,954

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Russia (continued)
Vimpel-Communications - ADR	112,185	$733,690
Wimm-Bill-Dann Foods OJSC - ADR (b)	20,704	658,594
		11,997,502

South Africa 6.7%
Anglo Platinum Ltd.	13,210	667,921
AngloGold Ashanti Ltd.	70,960	2,599,706
AngloGold Ashanti Ltd. - ADR	6,710	246,659
Harmony Gold Mining Co., Ltd. (b)	123,700	1,338,296
Harmony Gold Mining Co., Ltd. – ADR (b)	16,600	181,604
Impala Platinum Holdings Ltd.	97,500	1,636,299
Mr. Price Group Ltd.	272,203	697,988
MTN Group Ltd.	302,510	3,355,807
Naspers Ltd., Class N	119,590	2,025,036
Sasol Ltd.	23,720	689,276
Tiger Brands Ltd.	127,200	1,821,859
		15,260,451

Thailand 1.8%
Advanced Information Service Public Co., Ltd.	323,000	752,924
Bangkok Bank Public Co., Ltd. - NVDR	362,700	768,779
Kasikornbank Public Co., Ltd.	668,000	860,404
PTT Exploration & Production Public Co., Ltd.	208,900	579,046
PTT Public Co., Ltd.	94,900	412,085
Siam Commercial Bank Public Co., Ltd.	409,200	628,828
		4,002,066

Turkey 4.1%
Akbank TAS	771,916	2,270,779
Anadolu Efes Biracilik ve Malt Sanayii AS	133,822	831,658
Haci Omer Sabanci Holding AS	266,811	460,234
Turk Telekomunikasyon AS	211,454	490,199
Turkcell Iletisim Hizmetleri AS	190,819	934,100
Turkiye Garanti Bankasi AS (b)	1,798,808	2,560,032

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Turkey (continued)
Turkiye Halk Bankasi AS	307,570	$674,974
Turkiye Is Bankasi AS, Class C	475,401	1,072,105
		9,294,081

United Kingdom 0.7%
SABMiller PLC	102,674	1,529,659

Total Common Stocks 94.1%		214,257,336

Preferred Stocks 2.8%
Brazil 2.3%
Banco Bradesco SA	42,700	425,205
Banco Itau Holding Financeira SA	37,525	414,923
Banco Nacional SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce	8,916	102,814
Lojas Arapua SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao SA (b)	244,011	1,797,671
Petroleo Brasileiro SA	141,948	1,747,005
Ultrapar Participacoes SA	35,140	842,845
		5,330,463

Republic of Korea (South Korea) 0.5%
Samsung Electronics Co., Ltd.	5,036	1,158,099

Total Preferred Stocks 2.8%		6,488,562

Investment Companies 0.6%
India 0.6%
Morgan Stanley Growth Fund (b)(e)	2,195,167	1,341,763

Total Long-Term Investments 97.5%
(Cost $311,417,106)		222,087,661

Repurchase Agreements 1.5%
Banc of America Securities ($185,980 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $185,981)		185,980

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($1,859,800 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $1,859,807)	$1,859,800
Citigroup Global Markets, Inc. ($892,704 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $892,707)	892,704
JPMorgan Chase & Co. ($557,940 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $557,942)	557,940
State Street Bank & Trust Co. ($9,576 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $9,576)	9,576

Total Repurchase Agreements 1.5%
(Cost $3,506,000)	3,506,000

Total Investments 99.0%
(Cost $314,923,106)	225,593,661

Foreign Currency 0.8%
(Cost $1,796,776)	1,801,708

Other Assets in Excess of Liabilities 0.2%	355,214

Net Assets 100.0%	$227,750,583

Percentages are calculated as a percentage of net assets.

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. The total market value of these securities is $163,667,945.

(a)   Security has been deemed illiquid.

(b)   Non-income producing security.

(c)   Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(d)   144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)   The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$41,981,741	18.4%

Wireless Telecommunication Services	23,151,723	10.2

Integrated Oil & Gas	18,938,535	8.3

Semiconductors	15,991,061	7.0

Integrated Telecommunication Services	9,583,329	4.2

Life & Health Insurance	8,674,059	3.8

Automobile Manufacturers	5,725,862	2.5

Broadcasting & Cable TV	5,673,656	2.5

Computer Hardware	5,634,885	2.5

Diversified Metals & Mining	4,530,864	2.0

Gold	4,366,265	1.9

Brewers	4,194,917	1.8

Packaged Foods & Meats	4,066,162	1.8

Other Diversified Financial Services	3,985,432	1.8

Construction Materials	3,985,400	1.8

Pharmaceuticals	3,609,295	1.6

Electric Utilities	3,594,151	1.6

Precious Metals & Minerals	3,532,965	1.6

Electronic Manufacturing Services	3,408,329	1.5

Industrial Conglomerates	3,396,804	1.5

Tobacco	2,987,758	1.3

Internet Software & Services	2,819,658	1.2

Housewares & Specialties	2,477,091	1.1

Heavy Electrical Equipment	2,446,775	1.1

IT Consulting & Other Services	2,292,873	1.0

Computer & Electronics Retail	2,283,034	1.0

Independent Power Producers & Energy Traders	2,171,851	1.0

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets
Oil & Gas Exploration & Production	$2,157,393	1.0%

Household Products	1,988,075	0.9

Commodity Chemicals	1,692,709	0.7

Construction & Engineering	1,674,491	0.7

Advertising	1,591,698	0.7

Apparel Retail	1,540,819	0.7

Airlines	1,445,226	0.6

Consumer Electronics	1,348,144	0.6

Hypermarkets & Super Centers	1,343,646	0.6

Property & Casualty Insurance	1,232,394	0.5

Oil & Gas Refining & Marketing	1,213,709	0.5

Systems Software	1,203,604	0.5

Motorcycle Manufacturers	1,175,802	0.5

Personal Products	1,028,541	0.5

Apparel, Accessories & Luxury Goods	964,389	0.4

Automotive Retail	842,845	0.4

Gas Utilities	837,396	0.4

Homebuilding	733,345	0.3

Department Stores	552,247	0.2

Multi-Sector Holdings	460,234	0.2

Publishing	440,606	0.2

Communications Equipment	407,308	0.2

Fertilizers & Agricultural Chemicals	256,995	0.1

Coal & Consumable Fuels	252,958	0.1

Steel	102,814	0.0	*

Soft Drinks	95,798	0.0	*

	$222,087,661	97.5%

*Amount is less than 0.1%

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$47,352,096
Level 2 - Other Significant Observable Inputs	178,241,565
Level 3 - Significant Unobservable Inputs	-0-
Total	$225,593,661

Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are not readily available are valued at the mean of the last reported bid and asked prices obtained from reputable brokers. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Equity Growth Fund

Portfolio of Investments • March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.1%
Advertising 4.0%
Omnicom Group, Inc.	336,784	$7,880,746

Auto Parts & Equipment 1.6%
Minth Group Ltd. (Cayman Islands)	6,430,000	3,150,975

Communications Equipment 7.0%
Cisco Systems, Inc. (a)	310,661	5,209,785
Corning, Inc.	638,094	8,467,507
		13,677,292

Computer Hardware 5.8%
Apple, Inc. (a)	108,755	11,432,326

Consumer Finance 1.5%
American Express Co.	210,184	2,864,808

Data Processing & Outsourced Services 5.2%
MasterCard, Inc., Class A	60,890	10,197,857

Distillers & Vintners 1.6%
Diageo PLC - ADR (United Kingdom)	68,856	3,081,306

Diversified Banks 0.9%
ICICI Bank Ltd. (India)	258,454	1,712,527

Education Services 4.1%
New Oriental Education & Technology Group, Inc. - ADR (Cayman Islands) (a)	158,753	7,977,338

Fertilizers & Agricultural Chemicals 8.4%
Monsanto Co.	197,730	16,431,363

Health Care Equipment 1.5%
Mindray Medical International Ltd., Class A - ADR (Cayman Islands)	157,579	2,916,787

	Number of
Description	Shares	Value

Hotels, Resorts & Cruise Lines 0.9%
Ctrip.com International Ltd. - ADR (Cayman Islands)	65,692	$1,799,961

Household Products 2.4%
Procter & Gamble Co.	102,418	4,822,864

Internet Retail 6.7%
Amazon.com, Inc. (a)	178,451	13,105,441

Internet Software & Services 9.1%
Baidu, Inc. - ADR (Cayman Islands) (a)	17,699	3,125,643
Google, Inc., Class A (a)	37,204	12,949,224
Tencent Holdings Ltd. (Cayman Islands)	249,600	1,854,567
		17,929,434

Leisure Products 0.8%
ARUZE Corp. (Japan) (a)	314,800	1,549,415

Marine Ports & Services 5.3%
China Merchants Holdings International Co. Ltd. (China)	4,399,820	10,318,015

Oil & Gas Exploration & Production 4.3%
Ultra Petroleum Corp. (Canada) (a)	238,241	8,550,469

Other Diversified Financial Services 1.2%
BM&F BOVESPA SA (Brazil) (a)	768,131	2,327,820

Property & Casualty Insurance 2.1%
Berkshire Hathaway, Inc., Class B (a)	1,447	4,080,540

Real Estate Management & Development 4.6%
Brascan Residential Properties SA (Brazil)	2,573,627	2,163,411
Brookfield Asset Management, Inc., Class A (Canada)	503,869	6,943,315
		9,106,726

Reinsurance 5.1%
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	627,883	10,027,292

	Number of
Description	Shares	Value

Semiconductors 3.2%
Marvell Technology Group Ltd. (Bermuda) (a)	686,198	$6,285,574

Specialized Finance 2.3%
CME Group, Inc.	18,427	4,540,229

Trucking 1.9%
DSV A/S (Denmark)	497,003	3,661,110

Wireless Telecommunication Services 2.6%
Bharti Airtel Ltd. (India) (a)	419,094	5,202,850

Total Long-Term Investments 94.1% (Cost $266,280,513)		184,631,065

Repurchase Agreements 4.2%
Banc of America Securities ($434,395 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $434,397)		434,395
Citigroup Global Markets, Inc. ($4,343,954 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $4,343,969)		4,343,954
Citigroup Global Markets, Inc. ($2,085,098 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $2,085,106)		2,085,098
JPMorgan Chase & Co. ($1,303,186 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $1,303,191)		1,303,186

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($22,367 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $22,367)	$22,367

Total Repurchase Agreements 4.2% (Cost $8,189,000)	8,189,000

Total Investments 98.3% (Cost $274,469,513)	192,820,065

Other Assets in Excess of Liabilities 1.7%	3,343,145

Net Assets 100.0%	$196,163,210

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  The total market value of these securities is $27,449,459.

Percentages are calculated as a percentage of net assets.

(a)       Non-income producing security.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$157,181,606
Level 2 - Other Significant Observable Inputs	35,638,459
Level 3 - Significant Unobservable Inputs	-0-
Total	$192,820,065

Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 86.1%
Australia 1.9%
AGL Energy Ltd.	3,531	$36,793
Alumina Ltd.	29,463	26,806
Amcor Ltd.	20,761	64,331
AMP Ltd.	9,283	30,422
Australia and New Zealand Banking Group Ltd.	2,315	25,434
BHP Billiton Ltd.	61,840	1,378,339
BlueScope Steel Ltd.	17,060	30,605
Boral Ltd.	13,715	34,536
Brambles Industries PLC	6,863	22,971
Caltex Australia Ltd.	6,972	43,310
Coca-Cola Amatil Ltd.	3,698	22,308
Commonwealth Bank of Australia	1,861	45,079
CSL Ltd.	1,780	40,276
CSR Ltd.	14,414	12,071
Fairfax	7,012	4,912
Fortescue Metals Group Ltd. (a)	24,980	44,554
Foster’s Group Ltd.	14,277	50,283
Incitec Pivot Ltd.	30,683	45,404
Insurance Australia Group Ltd.	12,211	29,750
Leighton Holdings Ltd.	1,481	19,938
Lend Lease Corp., Ltd.	2,955	13,435
Macquarie Group Ltd.	1,420	26,842
Macquarie Infrastructure Group Ltd.	16,478	16,899
National Australia Bank Ltd.	2,485	34,836
Newcrest Mining Ltd.	9,093	206,218
Nufarm Ltd.	2,567	20,326
OneSteel Ltd.	9,272	14,575
Orica Ltd.	8,920	91,897
Origin Energy Ltd.	6,168	63,801
OZ Minerals Ltd.	54,499	21,032

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	4,914	$66,074
Rio Tinto Ltd.	5,207	204,306
Santos Ltd.	4,491	52,300
Sims Metal Management Ltd.	2,800	33,199
Stockland Trust Group (REIT)	11	24
Suncorp-Metway Ltd.	3,965	16,603
Suncorp-Metway Ltd. (rights, expiring 03/13/09) (a)	793	830
Tabcorp Holdings Ltd.	2,785	12,605
Telstra Corp., Ltd.	14,996	33,480
Toll Holdings Ltd.	2,707	11,763
Transurban Group	5,393	17,561
Wesfarmers Ltd.	4,158	54,479
Westpac Banking Corp., Ltd.	2,708	36,047
Woodside Petroleum Ltd.	4,356	114,675
Woolworths Ltd.	7,197	125,637
		3,297,566
Belgium 0.2%
Anheuser-Busch InBev NV	5,621	155,215
Belgacom SA	1,883	58,978
Compagnie Nationale a Portefeuille (CNP)	315	14,629
Fortis (rights, expiring 07/04/14) (a)	18,445	0
Groupe Bruxelles Lambert SA	752	51,044
InBev-STRIP VVPR (a)	3,808	15
Solvay SA	585	40,959
UCB SA	1,783	52,590
Umicore	1,315	24,239
		397,669
Bermuda 0.9%
Accenture Ltd., Class A	5,200	142,948
Axis Capital Holdings Ltd.	1,700	38,318

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Bermuda (continued)
Bunge Ltd.	2,516	$142,531
Cheung Kong Infrastructure	8,000	32,002
Cosco Pacific Ltd.	6,000	5,925
Covidien Ltd.	8,650	287,526
Esprit Holdings Ltd.	22,900	118,216
Everest Re Group Ltd.	600	42,480
Ingersoll-Rand Co., Ltd., Class A	7,100	97,980
Invesco Ltd.	2,653	36,771
Kerry Properties Ltd.	14,500	34,887
Li & Fung Ltd.	88,000	206,703
Marvell Technology Group Ltd. (a)	3,600	32,976
Nabors Industries Ltd. (a)	2,300	22,977
Noble Group Ltd.	54,000	42,310
NWS Holdings Ltd.	11,000	14,999
PartnerRe Ltd.	800	49,656
Seadrill Ltd.	3,000	29,475
Shangri-La Asia Ltd.	13,004	14,889
Tyco Electronics Ltd.	5,250	57,960
Willis Group Holdings Ltd.	1,600	35,200
Yue Yuen Industrial Holdings Ltd.	13,000	29,832
		1,516,561
Brazil 0.9%
Banco do Brasil SA	17,800	129,447
BM&F BOVESPA SA	21,700	65,762
Companhia Siderurgica Nacional SA	11,000	163,121
Companhia Vale do Rio Doce	23,100	308,697
CPFL Energia SA	2,800	38,021
Cyrela Brazil Realty SA	12,800	50,654
Embraer (a)	8,800	29,476
Lojas Renner SA	8,700	53,443
Perdigao SA (a)	10,600	131,372

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA	37,000	$564,311
Redecard SA	4,500	54,413
		1,588,717
Canada 2.9%
Agnico-Eagle Mines Ltd.	3,200	183,934
Agrium, Inc.	1,550	56,170
Bank of Montreal	4,100	107,280
Bank of Nova Scotia	7,500	184,823
Barrick Gold Corp.	19,185	620,987
BCE, Inc.	3,764	74,993
Biovail Corp.	1,700	18,486
Bombardier, Inc., Class B	10,800	25,184
Brookfield Asset Management, Inc., Class A	4,300	59,923
CAE, Inc.	2,100	12,709
Cameco Corp.	1,200	20,511
Canadian Imperial Bank of Commerce	3,000	109,169
Canadian Natural Resources Ltd.	1,100	42,672
Canadian Pacific Railway Ltd.	2,150	63,982
Canadian Tire Corp., Class A	900	31,266
CI Financial Corp.	4,000	44,384
Eldorado Gold Corp. (a)	7,600	68,718
Enbridge, Inc.	1,000	28,831
EnCana Corp.	2,332	95,440
George Weston Ltd.	1,300	60,319
Goldcorp, Inc.	16,028	539,521
Husky Energy, Inc.	1,600	33,947
IGM Financial, Inc.	475	11,457
Imperial Oil Ltd.	2,400	87,183
Kinross Gold Corp.	14,500	263,479
Manulife Financial Corp.	5,412	60,954
MDS, Inc., Class B (a)	4,000	18,750

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Canada (continued)
National Bank of Canada	900	$28,739
Nexen, Inc.	1,400	23,740
Petro-Canada	2,100	56,414
Potash Corp. of Saskatchewan, Inc.	8,100	654,977
Power Corp. of Canada	3,700	57,666
Rogers Communication, Inc., Class B	6,300	145,158
Royal Bank of Canada	9,300	271,299
Sino-Forest Corp. (a)	13,700	95,513
Sun Life Financial, Inc.	2,389	43,278
Suncor Energy, Inc.	4,000	89,277
Talisman Energy, Inc.	3,200	33,883
Thomson Corp.	2,500	64,245
Toronto-Dominion Bank	8,800	303,337
TransAlta Corp.	1,300	19,024
TransCanada Corp.	1,044	24,701
Ultra Petroleum Corp. (a)	400	14,356
Yamana Gold, Inc.	14,182	132,394
		4,983,073
Cayman Islands 0.2%
Agile Property Holdings Ltd.	99,893	56,383
ASM Pacific Technology Ltd.	5,500	19,229
Chaoda Modern Agriculture Holdings Ltd.	52,650	31,431
China Mengniu Dairy Co., Ltd.	16,000	22,612
China Resources Land Ltd.	50,000	77,236
Hopewell Highway Infrastructure Ltd.	1,100	620
Hutchison Telecommunications International Ltd.	79,000	24,661
Li Ning Co., Ltd.	28,000	46,254
Seagate Technology	2,600	15,626
		294,052
China 2.2%
Air China Ltd., Class H	14,000	4,623

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class H	14,000	$8,159
Angang Steel Co., Ltd., Class H	12,000	12,433
Bank of Communications Ltd., Class H	31,000	21,529
Bank of East Asia Ltd.	31,240	60,324
Beijing Capital International Airport Co., Ltd., Class H	8,000	3,562
BOC Hong Kong Holdings Ltd.	79,000	80,860
Cathay Pacific Airways Ltd.	26,000	26,150
Cheung Kong Holdings Ltd.	26,000	224,002
China Construction Bank, Class H	118,196	67,123
China COSCO Holdings Co., Ltd., Class H	10,250	6,682
China Life Insurance Co., Ltd., Class H	36,000	118,440
China Merchants Holdings International Co., Ltd.	7,849	18,407
China Mobile Hong Kong Ltd.	26,000	226,338
China Overseas Land & Investment Ltd.	20,000	31,297
China Petroleum & Chemical Corp., Class H	90,000	57,738
China Resources Enterprise Ltd.	36,000	56,618
China Resources Power Holdings Co., Ltd.	6,000	12,552
China Shipping Container Lines Co., Ltd., Class H	38,350	6,831
China Shipping Development Co., Ltd., Class H	9,979	9,456
China Telecom Corp., Ltd., Class H	74,000	30,567
China Travel International Investment Hong Kong Ltd.	284,000	50,217
Citic Pacific Ltd.	6,000	6,784
CLP Holdings Ltd.	38,000	257,183
CNOOC Ltd.	68,000	67,420
Datang International Power Generation Co., Ltd., Class H	22,000	9,683
Denway Motors Ltd.	28,000	10,841
Guangdong Investment Ltd.	32,000	12,939
Guangshen Railway Co., Ltd., Class H	20,000	6,482
Hang Lung Group Ltd.	16,000	48,576
Hang Lung Properties Ltd.	92,500	217,282
Hang Seng Bank Ltd.	16,800	170,783

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
Henderson Land Development Co., Ltd.	21,000	$79,955
Hong Kong & China Gas Co., Ltd.	82,000	129,306
Hong Kong Electric Holdings Ltd.	25,000	148,384
Hong Kong Exchanges & Clearing Ltd.	20,000	188,975
Hopewell Holdings	11,000	28,893
Huaneng Power International, Inc., Class H	20,000	13,417
Hutchison Whampoa Ltd.	47,000	230,513
Hysan Development Co., Ltd.	11,350	19,188
Jiangsu Expressway Co., Ltd., Class H	10,000	6,789
Jiangxi Copper Co., Ltd., Class H	14,000	14,540
Lenovo Group Ltd.	20,000	4,603
Link (REIT)	40,426	79,830
Maanshan Iron & Steel Co., Ltd., Class H	18,000	6,472
MTR Corp., Ltd.	27,500	66,149
New World Development Co., Ltd.	53,293	53,173
PetroChina Co., Ltd., Class H	84,000	66,953
PICC Property & Casualty Co., Ltd., Class H (a)	24,000	13,104
Ping An Insurance Co. of China Ltd., Class H	6,000	35,821
Shanghai Industrial Holdings Ltd.	5,000	13,840
Sino Land Co., Ltd.	35,381	35,395
Sinopec Shangai Petrochemical Co., Ltd., Class H	30,000	7,370
Sun Hung Kai Properties Ltd.	36,000	323,175
Swire Pacific Ltd., Class A	14,500	96,753
Television Broadcasts Ltd.	5,000	15,969
Wharf Holdings Ltd.	26,000	65,558
Wheelock & Co., Ltd.	21,000	35,338
Wing Hang Bank Ltd.	500	2,420
Yanzhou Coal Minining Co., Ltd., Class H	12,000	8,644
Zhejiang Expressway Co., Ltd., Class H	12,000	8,750
		3,741,158

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Denmark 0.3%
DSV A/S	2,000	$14,733
Novo Nordisk A/S, Class B	6,256	300,066
Novozymes A/S, Class B	581	42,001
Vestas Wind Systems A/S (a)	1,737	76,709
		433,509
Finland 0.7%
Fortum Oyj	12,804	243,720
Kesko Oyj, Class B	11,593	240,328
Kone Oyj, Class B	1,971	40,840
Metso Oyj	6,075	71,664
Neste Oil Oyj	2,726	36,229
Nokia Oyj	28,744	336,513
Outokumpu Oyj	4,026	43,543
Rautaruukki Oyj	507	8,104
Sampo Oyj, Class A	5,620	83,120
Stora Enso Oyj, Class R (a)	6,149	21,772
UPM-Kymmene Oyj	5,406	31,184
Wartsila Oyj	704	14,857
		1,171,874
France 2.8%
Air Liquide SA	2,648	215,127
Alcatel-Lucent - ADR (a)	17,123	31,849
Alcatel-Lucent SA (a)	15,056	28,308
Alstom SA	1,100	56,949
Atos Origin	43	1,102
BNP Paribas SA	6,969	287,238
Bouygues SA	3,724	132,859
Cap Gemini SA	1,589	51,186
Carrefour SA	2,309	89,986
Casino Guichard-Perrachon SA	343	22,277
CNP Assurances	407	25,764

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Compagnie de Saint-Gobain	1,635	$45,756
Compagnie Generale des Etablissements Michelin, Class B	563	20,845
Credit Agricole SA	6,024	66,296
Dassault Systemes SA	262	10,188
Essilor International SA	3,419	132,206
Eurazeo	184	4,925
France Telecom SA	17,922	407,564
GDF Suez	8,466	291,080
Hermes International	509	59,134
Imerys SA	308	11,256
Lafarge SA	1,167	52,392
Lagardere SCA	1,650	46,240
L’Oreal SA	1,494	103,022
LVMH Moet Hennessy Louis Vuitton SA	1,632	102,307
Neopost SA	359	27,819
Peugeot SA	626	11,808
PPR	336	21,499
Publicis Groupe	1,070	27,396
Renault SA	631	13,033
Safran SA	630	5,856
Sanofi-Aventis SA	9,032	506,855
Schneider Electric SA	2,217	147,195
Societe BIC SA	411	20,177
Societe Generale	3,104	121,887
Societe Television Francaise	3,272	25,610
Technip SA	907	31,965
Thales SA	732	27,749
Total SA, Class B	21,212	1,052,027
Valeo SA	574	8,375
Vallourec SA	655	60,722

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Veolia Environnement	6,314	$131,576
Vinci SA	1,399	51,818
Vivendi	10,019	264,728
Zodiac SA	135	3,423
		4,857,374
Germany 1.4%
Adidas-Salomon AG	585	19,512
BASF SE	5,271	160,010
Bayer AG	9,061	434,080
Beiersdorf AG	837	37,638
Celesio AG	471	8,681
Commerzbank AG	938	5,026
Daimler AG	2,047	52,034
Deutsche Lufthansa AG	683	7,428
Deutsche Post AG	1,988	21,405
Deutsche Postbank AG	240	3,820
Deutsche Telekom AG	12,520	155,753
E.ON AG	12,251	341,010
Fresenius AG	1,036	40,283
Hochtief AG	189	7,173
K+S AG	2,214	102,960
Linde AG	574	39,004
MAN AG	391	17,056
Merck AG	391	34,510
Metro AG	2,639	87,226
Puma AG	55	8,363
RWE AG	3,035	213,377
SAP AG	8,545	303,454
Siemens AG	1,823	104,398
ThyssenKrupp AG	1,009	17,675

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Volkswagen AG	393	$120,997
		2,342,873
Greece 0.1%
EFG Eurobank Ergasias SA	5,460	31,753
National Bank of Greece SA	6,060	92,190
Piraeus Bank SA	6,400	42,863
Titan Cement Co. SA	600	12,853
		179,659
Indonesia 0.3%
Aneka Tambang Tbk	42,500	3,986
Astra International Tbk	112,000	139,359
Bank Central Asia Tbk	184,500	49,910
Bank Danamon Indonesia Tbk	25,000	6,770
Bank Mandiri	95,000	18,057
Bank Rakyat Indonesia	80,500	29,292
Bumi Resources Tbk	258,500	18,381
Indocement Tunggal Prakarsa Tbk	15,000	6,803
Indofood Sukses Makmur Tbk	71,500	5,821
Indosat Tbk	14,500	5,934
International Nickel Indonesia Tbk	31,000	5,933
Perusahaan Gas Negara	132,500	24,858
Semen Gresik (Persero) Tbk	19,000	6,159
Telekomunikasi Indonesia	143,500	93,860
Unilever Indonesia Tbk	21,000	14,503
United Tractors Tbk	20,500	11,993
		441,619
Isle Of Man 0.0%
Genting International PLC (a)	95,000	32,812

Italy 0.2%
Assicurazioni Generali SpA	3,757	64,508

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
ENI SpA	3,626	$69,813
Intesa Sanpaolo SpA	66,220	182,110
UniCredit SpA	54,067	89,525
		405,956
Japan 10.7%
77th Bank Ltd.	4,000	19,943
Acom Co., Ltd.	383	10,861
Advantest Corp.	3,200	48,484
Aeon Co., Ltd.	5,806	37,971
Aeon Credit Service Co., Ltd.	500	4,542
Aeon Mall Co., Ltd.	200	2,558
Aioi Insurance Co., Ltd.	1,000	3,867
Ajinomoto Co., Inc.	7,800	55,027
Alps Electric Co., Ltd.	2,472	8,577
Amada Co., Ltd.	3,527	18,588
Asahi Breweries Ltd.	3,500	42,074
Asahi Glass Co., Ltd.	16,600	88,768
Asahi Kasei Corp.	16,900	61,048
Astellas Pharma, Inc.	5,905	181,865
Bank of Kyoto Ltd.	3,000	25,571
Bank of Yokohama Ltd.	16,000	68,740
Benesse Corp.	704	25,902
Bridgestone Corp.	12,264	177,105
Canon, Inc.	14,104	411,409
Casio Computer Co., Ltd.	6,400	45,517
Central Japan Railway Co.	19	106,835
Chiba Bank Ltd.	8,000	39,905
Chubu Electric Power Co., Inc.	7,252	159,565
Chugai Pharmaceutical Co., Ltd.	4,058	68,955
Chuo Mitsui Trust Holdings, Inc.	7,536	23,454
Citizen Watch Co., Ltd.	6,500	26,425

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Coca-Cola West Japan Co., Ltd.	500	$7,984
Credit Saison Co., Ltd.	1,352	13,323
Dai Nippon Printing Co., Ltd.	6,300	58,328
Daicel Chemical Industries Ltd.	2,000	7,214
Daiichi Sankyo Co., Ltd.	8,100	136,899
Daikin Industries Ltd.	2,300	63,757
Dainippon Ink & Chemicals	10,000	14,733
DAITO Trust Construction Co., Ltd.	1,603	53,734
Daiwa House Industry Co., Ltd.	6,800	55,391
Daiwa Securities Group, Inc.	18,500	81,885
Denki Kagaku Kogyo KK	6,031	10,960
Denso Corp.	8,600	173,750
Dowa Mining Co., Ltd.	8,000	30,298
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	4,700	244,532
Eisai Co., Ltd.	2,850	83,994
FamilyMart Co., Ltd.	1,303	39,744
Fanuc Ltd.	2,300	157,631
Fast Retailing Co., Ltd.	1,350	154,452
Fuji Electric Holdings Co., Ltd.	6,000	7,084
Fuji Photo Film Co., Ltd.	6,666	145,889
Fuji Television Network, Inc.	10	11,234
Fujitsu Ltd.	24,600	92,543
Fukuoka Financial Group, Inc.	8,000	24,611
Furukawa Electric Co., Ltd.	10,800	30,580
Gunma Bank Ltd.	1,000	5,438
Hachijuni Bank Ltd.	1,000	5,847
Hino Motors Ltd.	2,000	4,419
Hirose Electric Co., Ltd.	355	34,387
Hiroshima Bank Ltd.	2,000	7,615
Hitachi Construction Machinery Co., Ltd.	900	11,867

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Hitachi Ltd.	44,500	$122,213
Hokkaido Electric Power Co., Inc.	2,300	46,159
Hokuhoku Financial Group, Inc.	15,000	27,541
Honda Motor Co., Ltd.	22,412	536,244
Hoya Corp.	5,600	110,851
Ibiden Co., Ltd.	1,700	41,624
Inpex Corp.	10	68,846
Isetan Mitsukoshi Holdings Ltd.	7,702	59,737
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	15,040	17,276
Ito En Ltd.	700	8,547
Itochu Corp.	18,026	88,893
Itochu Techno-Science Corp.	700	14,498
J Front Retailing Co., Ltd.	8,000	27,671
Japan Airlines System Corp. (a)	14,000	28,380
Japan Prime Realty Investment Corp. (REIT)	2	3,743
Japan Real Estate Investment Corp. (REIT)	5	38,610
Japan Retail Fund Investment Corp. (REIT)	7	26,929
Japan Tobacco, Inc.	51	136,202
JFE Holdings, Inc.	4,600	101,641
JGC Corp.	4,546	51,659
Joyo Bank Ltd.	15,000	69,709
JSR Corp.	3,304	38,956
Kajima Corp.	18,600	46,120
Kaneka Corp.	4,000	19,668
Kansai Electric Power Co., Inc.	10,000	217,321
Kao Corp.	6,745	132,252
Kawasaki Heavy Industries Ltd.	20,000	40,364
Kawasaki Kisen Kaisha Ltd.	2,000	6,304
Keihin Electric Express Railway Co., Ltd.	7,000	50,459
Keio Electric Railway Co., Ltd.	3,500	19,961
Keyence Corp.	601	113,017

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Kikkoman Corp.	3,500	$29,452
Kinki Nippon Railway Co., Ltd.	22,628	93,995
Kirin Brewery Co., Ltd.	5,626	60,023
Kobe Steel Ltd.	28,000	36,267
Komatsu Ltd.	13,400	148,639
Konami Co., Ltd.	2,050	30,802
Konica Corp.	7,255	62,911
Koyo Seiko Co., Ltd.	1,000	7,073
Kubota Corp.	18,930	104,000
Kuraray Co., Ltd.	7,265	62,409
Kurita Water Industries Ltd.	1,700	32,708
Kyocera Corp.	2,400	160,531
Kyowa Hakko Kogyo Co., Ltd.	6,020	51,111
Kyushu Electric Power	4,752	106,369
Lawson, Inc.	1,103	45,487
Leopalace21 Corp.	1,200	7,104
Mabuchi Motor Co., Ltd.	356	14,469
Marubeni Corp.	47,229	146,607
Marui Co., Ltd.	8,003	43,174
Matsui Securities Co., Ltd.	1,500	9,867
Matsushita Electric Industrial Co., Ltd.	25,900	284,621
Matsushita Electric Works	3,500	25,724
Meiji Dairies Corp.	4,000	16,568
Millea Holdings, Inc.	9,204	227,236
Minebea Co., Ltd.	8,000	29,499
Mitsubishi Chemical Holdings, Corp.	20,000	68,934
Mitsubishi Corp.	15,331	203,985
Mitsubishi Electric Corp.	23,928	108,911
Mitsubishi Estate Co., Ltd.	9,500	108,443
Mitsubishi Heavy Industries Ltd.	44,526	134,774
Mitsubishi Logistics Corp.	3,000	29,486

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Mitsubishi Materials Corp.	25,000	$67,411
Mitsubishi Rayon Co., Ltd.	7,023	13,621
Mitsubishi Tokyo Financial Group, Inc.	84,901	417,090
Mitsubishi UFJ Lease & Finance Co., Ltd.	200	4,197
Mitsui & Co., Ltd.	17,731	180,512
Mitsui Chemicals, Inc.	7,000	17,187
Mitsui Fudosan Co., Ltd.	7,500	82,266
Mitsui Mining & Smelting Co., Ltd. (a)	21,024	35,112
Mitsui O.S.K. Lines Ltd.	3,500	17,366
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,650	85,665
Mizuho Financial Group, Inc.	88,700	172,667
Murata Manufacturing Co., Inc.	2,700	104,388
Namco Bandai Holdings, Inc.	400	3,994
NEC Corp. (a)	26,600	71,548
NEC Electronics Corp. (a)	800	4,855
NGK Insulators Ltd.	5,320	82,964
NGK Spark Plug Co., Ltd.	3,530	30,125
Nidec Corp.	1,402	63,592
Nikon Corp.	4,500	51,451
Nintendo Co., Ltd.	903	264,881
Nippon Building Fund, Inc. (REIT)	5	43,257
Nippon Electric Glass Co., Ltd.	6,500	46,163
Nippon Express Co., Ltd.	12,500	39,426
Nippon Meat Packers, Inc.	3,300	34,682
Nippon Mining Holdings, Inc.	10,000	40,348
Nippon Oil Corp.	19,100	95,469
Nippon Sheet Glass Co., Ltd.	6,000	15,007
Nippon Steel Corp.	59,030	159,714
Nippon Telegraph & Telephone Corp.	2,600	98,751
Nippon Unipac Holding	2,100	50,852
Nippon Yusen Kabushiki Kaisha	16,429	63,864

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
NIPPONKOA Insurance Co., Ltd.	1,000	$5,766
Nishi-Nippon City Bank Ltd.	16,000	34,845
Nissan Motor Co., Ltd.	32,104	115,983
Nisshin Seifun Group, Inc.	3,500	37,695
Nisshin Steel Co., Ltd.	3,000	5,096
Nisshinbo Industries, Inc.	2,572	24,576
Nissin Food Products Co., Ltd.	1,800	52,862
Nitto Denko Corp.	2,453	50,368
Nomura Holdings, Inc.	26,532	133,622
Nomura Real Estate Office Fund, Inc. (REIT)	1	5,599
Nomura Research, Inc.	2,367	37,067
NSK Ltd.	11,532	44,246
NTN Corp.	8,035	22,659
NTT Data Corp.	24	65,801
NTT Docomo, Inc.	53	72,314
NTT Urban Development Corp.	4	3,214
Obayashi Corp.	14,029	68,287
Obic Co., Ltd.	120	15,040
OJI Paper Co., Ltd.	20,600	84,144
Olympus Optical Co., Ltd.	3,400	55,605
Omron Corp.	4,004	47,518
Onward Kashiyama Co., Ltd.	3,546	23,192
Oracle Corp. Japan	700	26,508
Oriental Land Co., Ltd.	1,003	63,803
ORIX Corp.	300	9,889
Osaka Gas Co., Ltd.	27,218	84,899
Promise Co., Ltd.	490	7,748
Resona Holdings, Inc.	5,200	69,855
Ricoh Co., Ltd.	8,955	107,773
Rohm Co., Ltd.	1,803	90,332
Sanyo Electric Co., Ltd. (a)	31,400	46,853

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Sapporo Hokuyo Holdings, Inc. (a)	1,000	$2,826
Sapporo Holdings Ltd.	2,000	7,678
SBI Holdings, Inc.	102	10,721
Secom Co., Ltd.	1,543	57,117
Seiko Epson Corp.	2,267	31,150
Sekisui Chemical Co., Ltd.	9,524	47,721
Sekisui House Ltd.	11,824	90,477
Seven & I Holdings Co., Ltd.	8,500	187,669
Sharp Corp.	10,600	84,726
Shimamura Co., Ltd.	550	29,310
Shimano, Inc.	1,500	45,690
Shimizu Corp.	12,300	51,315
Shin-Etsu Chemical Co., Ltd.	4,801	235,640
Shinko Securities	11,000	21,636
Shinsei Bank Ltd. (a)	13,000	13,295
Shionogi & Co., Ltd.	5,136	88,301
Shiseido Co., Ltd.	5,000	73,250
Shizuoka Bank Ltd.	9,000	81,735
Showa Denko K.K.	7,000	8,722
Showa Shell Sekiyu K.K.	4,050	37,266
SMC Corp.	703	67,455
Softbank Corp.	11,950	152,622
Sompo Japan Insurance, Inc.	9,500	49,746
Sony Corp.	9,097	186,527
Sony Financial Holdings, Inc.	3	8,033
Stanley Electric Co., Ltd.	2,450	27,537
Sumitomo Chemical Co., Ltd.	18,700	64,241
Sumitomo Corp.	11,000	95,626
Sumitomo Electric Industries Ltd.	8,100	68,597
Sumitomo Heavy Industries Ltd.	7,000	23,637
Sumitomo Metal Industries Ltd.	33,000	67,093

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co.	12,000	$116,166
Sumitomo Mitsui Financial Group, Inc.	5,800	204,599
Sumitomo Realty & Development Co., Ltd.	3,000	33,495
Sumitomo Trust & Banking Co., Ltd.	16,025	62,136
Suruga Bank Ltd.	1,000	8,235
Taiheiyo Cement Corp.	6,000	8,886
Taisei Corp.	24,000	45,867
Taisho Pharmaceutical Co.	2,616	48,691
Takashimaya Co., Ltd.	6,040	34,832
Takeda Pharmaceutical Co., Ltd.	10,055	348,695
Takefuji Corp.	966	4,531
T&D Holdings, Inc.	2,800	67,071
TDK Corp.	1,703	64,299
Teijin Ltd.	16,629	36,272
Terumo Corp.	2,550	94,768
THK Co., Ltd.	500	6,804
Tobu Railway Co., Ltd.	16,300	82,654
Toho Co., Ltd.	1,550	21,806
Tohoku Electric Power Co., Inc.	5,950	130,684
Tokyo Broadcasting System, Inc.	1,200	15,754
Tokyo Electric Power Co., Inc.	14,950	373,193
Tokyo Electron Ltd.	2,950	111,125
Tokyo Gas Co., Ltd.	31,721	110,785
Tokyo Tatemono Co., Ltd.	4,000	10,471
Tokyu Corp.	12,800	53,673
Tokyu Land Corp.	1,000	2,795
TonenGeneral Sekiyu K.K.	5,500	53,461
Toppan Printing Co., Ltd.	7,300	50,100
Toray Industries, Inc.	17,000	68,912
Toshiba Corp.	40,042	104,566
Tosoh Corp.	10,500	20,076

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Tostem Inax Holdings Corp.	3,261	$36,510
Toto Ltd.	6,800	34,440
Toyo Seikan Kaisha Ltd.	3,517	51,926
Toyoda Gosei Co., Ltd.	500	7,659
Toyota Industries Corp.	1,754	37,814
Toyota Motor Corp.	34,953	1,121,040
Trend Micro, Inc.	1,688	47,690
Uni-Charm Corp.	700	42,651
UNY Co., Ltd.	2,556	20,225
Ushio, Inc.	1,000	14,056
USS Co., Ltd.	865	38,051
West Japan Railway Co.	11	34,757
Yahoo! Japan Corp.	280	74,013
Yakult Honsha Co., Ltd.	2,229	39,637
Yamada Denki Co., Ltd.	1,630	63,411
Yamaha Corp.	2,804	27,592
Yamaha Motor Corp., Ltd.	1,100	9,901
Yamato Transport Co., Ltd.	6,518	61,401
Yamazaki Baking Co., Ltd.	3,500	37,446
Yokogawa Electric Corp.	3,046	12,334
		18,533,152
Jersey Channel Islands 0.2%
Experian PLC	2,945	18,449
Shire Ltd.	68	829
United Business Media Ltd.	2,338	14,293
WPP PLC	46,293	260,310
		293,881
Luxembourg 0.1%
ArcelorMittal	6,001	121,456

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Malaysia 0.6%
AMMB Holdings Bhd	52,000	$37,405
Berjaya Sports Toto Bhd	30,900	38,949
British American Tobacco Malaysia Bhd	3,800	47,506
Bumiputra Commerce Holdings Bhd	58,000	109,462
Bursa Malaysia Bhd	10,600	15,060
Gamuda Bhd	67,400	36,826
Genting Bhd	50,000	50,723
Hong Leong Bank Bhd	22,600	33,174
IJM Corp. Bhd	14,700	16,865
IJM Land Bhd (warrants, expiring 09/11/13) (a)	13,710	714
IOI Corp. Bhd	95,950	100,870
Kuala Lumpur Kepong Bhd	14,100	41,030
Malayan Banking Bhd	63,750	67,865
Malayan Banking Bhd (rights, expiring 04/21/09) (a)	28,687	8,861
MISC Bhd	30,000	67,690
Petronas Gas Bhd	16,000	42,572
PLUS Expressways Bhd	43,900	35,451
Public Bank Bhd	27,600	57,348
Public Bank Bhd	788	1,635
Resorts World Bhd	68,500	40,416
Telekom Malaysia Bhd	26,300	25,503
Tenaga Nasional Bhd	31,000	51,892
TM International Bhd (a)	26,300	16,387
YTL Corp. Bhd	21,400	40,869
		985,073
Mexico 0.1%
Desarrolladora Homex SA de CV - ADR (a)	2,900	38,396
Urbi, Desarrollos Urbanos SA de CV (a)	15,900	13,964
Wal-Mart de Mexico SA de CV, Class V	49,331	115,169
		167,529

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Netherlands 0.5%
Aegon NV	5,771	$22,701
Akzo Nobel NV	1,770	67,069
ASML Holding NV	4,812	85,179
European Aeronautic Defence and Space Co., NV	1,613	18,766
Fugro NV	947	30,072
Heineken NV	5,864	166,992
James Hardie Industries NV	10,826	31,747
Koninklijke DSM NV	1,131	29,722
Koninklijke KPN NV	6,347	84,880
Randstad Holding NV	384	6,518
Reed Elsevier NV	2,408	25,751
Royal Philips Electronics NV	2,139	31,572
SBM Offshore NV	2,611	34,721
STMicroelectronics NV	8,371	42,036
TNT NV	1,837	31,426
Unilever NV, CVA	9,547	188,738
Wolters Kluwer NV	1,549	25,148
		923,038
Netherlands Antilles 0.4%
Schlumberger Ltd.	15,300	621,486

Norway 0.3%
Aker Solutions ASA	2,960	19,147
DNB NOR ASA	3,572	16,169
Norsk Hydro ASA	14,040	53,400
StatoilHydro ASA	6,290	109,943
Telenor ASA	13,762	78,930
Yara International ASA	13,812	304,202
		581,791
Panama 0.0%
Carnival Corp.	400	8,640

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Philippines 0.1%
Ayala Land, Inc.	152,800	$18,073
Banco de Oro Universal Bank	19,301	10,207
Bank of the Philippine Islands	38,880	27,312
Globe Telecom, Inc.	820	14,149
Manila Electric Co.	15,500	27,955
Philippine Long Distance Telephone Co.	1,510	67,630
PNOC Energy Development Corp.	178,200	14,462
SM Investments Corp.	4,536	18,654
SM Prime Holdings, Inc.	124,171	18,791
		217,233
Poland 0.3%
Asseco Poland SA	1,735	21,811
Bank Pekao SA	4,281	102,921
Bank Zachodni WBK SA	1,914	37,557
KGHM Polska Miedz SA	2,909	38,392
Polski Koncern Naftowy Orlen SA	11,404	78,115
Powszechna Kasa Oszczednosci Bank Polski SA	14,599	90,029
Telekomunikacja Polska SA	27,182	147,031
		515,856
Portugal 0.1%
Brisa-Auto Estradas de Portugal SA	4,407	30,390
Portugal Telecom SGPS SA	11,319	87,727
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	8,735	46,554
		164,671
Republic of Korea (South Korea) 1.0%
Amorepacific Corp.	30	13,243
Cheil Industries, Inc.	470	12,881
Daewoo Engineering & Construction Co., Ltd.	1,780	12,495
Doosan Heavy Industries & Construction Co., Ltd.	160	7,918
GS Engineering & Construction Corp.	320	14,274

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Republic of Korea (South Korea) (continued)
Hana Financial Group, Inc.	1,310	$20,214
Hyundai Development Co.	520	12,754
Hyundai Engineering & Construction Co., Ltd.	430	18,481
Hyundai Heavy Industries Co., Ltd.	388	55,301
Hyundai Mipo Dockyard Co., Ltd.	60	5,660
Hyundai Mobis	600	35,070
Hyundai Motor Co.	1,622	65,595
Hyundai Steel Co.	480	14,995
KB Financial Group, Inc. (a)	3,610	87,135
Kia Motors Corp. (a)	2,000	12,416
Korea Electric Power Corp. (a)	2,530	46,455
Korea Exchange Bank	2,650	12,141
Korean Air Lines Co., Ltd. (a)	190	4,776
KT Corp.	1,300	36,066
KT&G Corp.	1,030	56,723
LG Chem Ltd.	502	32,059
LG Display Co., Ltd.	1,680	34,284
LG Electronics, Inc.	972	64,612
LG Telecom Ltd.	790	4,823
Lotte Shopping Co., Ltd.	98	13,557
NHN Corp. (a)	361	39,673
POSCO	582	154,628
Samsung Corp.	1,230	35,606
Samsung Electro-Mechanics Co., Ltd.	620	21,989
Samsung Electronics Co., Ltd.	1,088	449,356
Samsung Engineering Co., Ltd.	160	6,735
Samsung Fire & Marine Insurance Co., Ltd.	364	42,300
Samsung Heavy Industries Co., Ltd.	1,380	25,752
Samsung SDI Co., Ltd.	341	16,237
Samsung Securities Co., Ltd.	480	20,200
Samsung Techwin Co., Ltd.	200	6,573

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Republic of Korea (South Korea) (continued)
Shinhan Financial Group Co., Ltd. (a)	3,480	$62,470
Shinsegae Co., Ltd.	135	42,190
SK Corp.	300	23,455
SK Energy Co., Ltd.	520	33,187
SK Telecom Co., Ltd.	378	52,499
S-Oil Corp.	420	17,149
Woongjin Coway Co., Ltd.	270	5,857
		1,749,784
Republic of Mauritius 0.0%
Golden Agri-Resources Ltd.	112,320	20,551

Russia 0.7%
Gazprom - ADR	32,850	482,588
LUKOIL - ADR	7,900	296,777
Mining & Mettallurgical Co. Norilsk Nickel - ADR	11,809	70,777
Mobile TeleSystems - ADR	2,700	80,784
NovaTek OAO - GDR	1,100	25,171
Polyus Gold Co. - ADR	1,950	44,655
RAO Unified Energy Systems - GDR	88	82
Rosneft Oil Co. - GDR (a)	19,950	85,728
Surgutneftegaz - ADR	9,200	56,118
Tatneft - GDR	1,200	55,350
Vimpel-Communications - ADR	7,900	51,666
VTB Bank OJSC - GDR	21,900	35,281
Wimm-Bill-Dann Foods - ADR (a)	1,700	54,077
		1,339,054
Singapore 1.3%
Ascendas (REIT)	32,000	25,706
CapitaLand Ltd.	56,000	86,078
CapitaMall Trust (REIT)	39,000	33,911
City Developments Ltd.	20,000	67,139

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Singapore (continued)
ComfortDelGro Corp., Ltd.	58,000	$51,899
DBS Group Holdings Ltd.	39,000	218,683
Flextronics International Ltd. (a)	9,600	27,744
Fraser & Neave Ltd.	32,000	53,282
Jardine Cycle & Carriage Ltd.	5,000	38,800
Keppel Corp., Ltd.	42,000	139,903
Olam International Ltd.	82,000	78,834
Oversea-Chinese Bank Corp., Ltd.	81,000	258,004
Parkway Holdings Ltd.	6,000	4,581
SembCorp Industries Ltd.	34,000	53,145
SembCorp Marine Ltd.	30,000	35,748
Singapore Airlines Ltd.	22,000	144,757
Singapore Exchange Ltd.	29,000	97,350
Singapore Press Holdings Ltd.	42,000	70,292
Singapore Telecommunications Ltd.	245,000	407,824
United Overseas Bank Ltd.	39,000	249,484
UOL Group Ltd.	17,000	21,117
Wilmar International Ltd.	29,000	60,513
		2,224,794
South Africa 0.6%
Anglo Platinum Ltd.	900	45,506
AngloGold Ashanti Ltd.	1,800	65,945
ArcelorMittal South Africa Ltd.	2,600	20,155
Barloworld Ltd.	2,100	7,100
Bidvest Group Ltd.	2,479	23,025
FirstRand Ltd.	35,300	44,978
Gold Fields Ltd.	4,400	49,495
Harmony Gold Mining Co., Ltd. (a)	4,100	44,357
Impala Platinum Holdings Ltd.	7,200	120,834
Imperial Holdings Ltd.	1,700	9,645
Massmart Holdings Ltd.	2,300	16,924

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

South Africa (continued)
MTN Group Ltd.	11,500	$127,572
Naspers Ltd., Class N	2,700	45,720
Nedbank Group Ltd.	2,700	24,296
Pretoria Portland Cement Co., Ltd.	3,610	11,994
Sanlam Ltd.	20,400	36,378
Sappi Ltd.	2,900	5,608
Sasol Ltd.	7,300	212,130
Standard Bank Group Ltd.	13,956	117,570
Steinhoff International Holdings Ltd. (a)	8,000	8,525
Telkom South Africa Ltd.	2,100	23,397
Tiger Brands Ltd.	2,200	31,510
Truworths International Ltd.	4,100	13,927
Woolworths Holdings Ltd.	7,600	9,149
		1,115,740
Spain 1.2%
Banco Bilbao Vizcaya Argentaria SA	13,975	113,580
Banco Bilbao Vizcaya Argentaria SA - ADR	14,738	119,820
Banco Popular Espanol SA	7,941	50,213
Banco Santander SA - ADR	150	1,035
Banco Santander SA	56,311	387,176
Iberdrola SA	13,112	92,072
Industria de Diseno Textil SA	3,339	129,873
Repsol YPF SA	3,019	52,150
Telefonica SA	59,835	1,195,025
		2,140,944
Sweden 1.0%
Alfa Laval AB	1,200	9,098
Assa Abloy AB, Class B	3,797	35,530
Atlas Copco AB, Class A	13,504	101,411
Atlas Copco AB, Class B	5,478	37,211
Electrolux AB, Class B	2,900	22,712

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Sweden (continued)
Ericsson, Class B	66,024	$536,525
Getinge AB, Class B	12,204	118,180
Hennes & Mauritz AB, Class B	3,608	135,428
Holmen AB, Class B	700	11,625
Husqvarna AB, Class B	2,900	11,722
Investor AB, Class B	4,194	53,095
Lundin Petroleum AB (a)	6,775	36,501
Modern Times Group AB, Class B	1,653	28,232
Nordea Bank AB	13,964	69,725
Sandvik AB	7,000	40,096
Securitas AB, Class B	3,800	27,697
Skanska AB, Class B	4,425	38,138
Ssab Svenskt Stal AB, Class B	2,773	23,548
Svenska Cellulosa AB, Class B	5,920	44,944
Svenska Handelsbanken AB, Class A	3,933	55,608
Tele2 AB, Class B	2,530	21,350
TeliaSonera AB	26,521	127,842
Volvo AB, Class A	5,975	31,739
Volvo AB, Class B	7,490	39,701
		1,657,658
Switzerland 2.8%
ABB Ltd. (a)	11,926	166,397
ACE Ltd.	2,200	88,880
Ciba Holding AG (a)	500	21,802
Compagnie Financiere Richemont SA	3,486	54,290
Foster Wheeler AG (a)	3,500	61,145
Geberit AG	270	24,227
Givaudan SA	50	25,901
Holcim Ltd.	1,303	46,331
Julius Baer Holding AG	3,340	81,937
Logitech International SA (a)	2,894	29,911

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Lonza Group AG	324	$32,031
Nestle SA	43,733	1,480,340
Nobel Biocare Holding AG	6,361	108,625
Noble Corp.	400	9,636
Novartis AG	18,387	693,995
Roche Holding AG	5,523	758,277
Schindler Holding AG	720	33,990
Straumann AG	608	94,088
Swatch Group AG	695	39,537
Swiss Reinsurance	585	9,545
Swisscom AG	211	59,199
Syngenta AG	1,447	290,900
Transocean Ltd. (a)	6,128	360,572
Tyco International Ltd.	4,250	83,130
Weatherford International Ltd. (a)	4,708	52,118
Zurich Financial Services AG	895	141,237
		4,848,041
United Kingdom 5.9%
3i Group PLC	2,436	9,447
Amec PLC	2,020	15,361
Anglo American PLC	6,602	111,933
Associated British Foods PLC	44	403
AstraZeneca PLC	15,757	558,912
Aviva PLC	15,064	46,574
Balfour Beatty PLC	4,155	19,521
Barclays PLC	40,182	85,720
Berkeley Group Holdings PLC (a)	616	7,817
BG Group PLC	22,439	340,112
BHP Billiton PLC	12,084	239,252
BP PLC	127,565	853,727

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
British Airways PLC	4,367	$8,804
British American Tobacco PLC	23,848	552,203
British Land Co. PLC (REIT)	68	351
British Sky Broadcasting Group PLC	13,555	84,139
BT Group PLC	77,238	86,425
Bunzl PLC	2,273	17,819
Burberry Group PLC	3,181	12,751
Cable & Wireless PLC	356	712
Cadbury PLC	9,518	71,885
Cairn Energy PLC (a)	18	557
Capita Group PLC	1,182	11,490
Centrica PLC	39,148	128,013
Cobham PLC	6,180	15,230
Daily Mail & General Trust	2,027	6,793
Diageo PLC	22,768	257,085
Drax Group PLC	86	636
Firstgroup PLC	2,368	9,071
Friends Provident PLC	11,987	11,932
G4S PLC	2,171	6,009
GlaxoSmithKline PLC	51,117	795,922
Hammerson PLC (REIT)	39	143
Hays PLC	2,718	2,827
Home Retail Group PLC	2,806	8,983
HSBC Holdings PLC	114,202	646,499
ICAP PLC	457	1,991
IMI PLC	2,883	11,200
Imperial Tobacco Group PLC	9,279	208,392
International Power PLC	5,610	16,814
Invensys PLC (a)	1,907	4,555
J Sainsbury PLC	8,233	36,920
Johnson Matthey PLC	1,330	20,045

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Kingfisher PLC	4,702	$10,076
Land Securities Group PLC (REIT)	64	401
Legal & General Group PLC	48,431	30,126
Liberty International PLC (REIT)	33	183
Lloyds TSB Group PLC	60,653	62,175
Logica PLC	7,283	6,656
London Stock Exchange PLC	167	1,356
Lonmin PLC	23	468
Man Group PLC	26,244	82,379
Marks & Spencer Group PLC	5,953	25,117
Meggitt PLC	3,472	6,388
National Grid PLC	40,542	311,699
Next PLC	927	17,482
Old Mutual PLC	748	558
Pearson PLC	6,282	63,073
Prudential Corp., PLC	11,659	56,181
Reckitt Benckiser Group PLC	11,180	420,759
Reed Elsevier PLC	8,565	61,460
Rexam PLC	3,369	13,021
Rio Tinto Corp., PLC (a)	5,262	176,195
Rolls-Royce Group PLC (a)	11,517	48,565
Royal Bank of Scotland Group PLC (a)	163,160	40,632
Royal Dutch Shell PLC, Class A	27,920	627,798
Royal Dutch Shell PLC, Class B	17,519	384,004
RSA Insurance Group PLC	379	708
SABMiller PLC	7,625	113,694
Sage Group PLC	12,233	29,644
Schroders PLC	1,326	15,065
Scottish & Southern Energy PLC	13,043	207,146
Serco Group PLC	791	4,150

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Severn Trent PLC	4,167	$59,089
Smith & Nephew PLC	28,801	178,034
Smiths Group PLC	2,277	21,810
Stagecoach Group PLC	1,277	2,184
Standard Chartered PLC	14,735	182,780
Standard Life PLC	258	615
Tanjong PLC	8,600	32,504
Tate & Lyle PLC	5,163	19,273
Tesco PLC	36,767	175,966
Thomson Reuters PLC	2,042	45,748
Tomkins PLC	5,994	10,405
Tullow Oil PLC	88	1,012
Unilever PLC	13,818	261,896
United Utilities Group PLC	2,552	17,681
Vedanta Resources PLC	20	193
Vodafone Group PLC	533,981	932,866
William Morrison Supermarkets PLC	206	754
Wolseley PLC (a)	3,624	11,994
Xstrata PLC	2,864	19,109
		10,116,047
United States 43.2%
3M Co.	6,200	308,264
Abbott Laboratories	21,100	1,006,470
Adobe Systems, Inc. (a)	12,500	267,375
AES Corp. (a)	7,200	41,832
Aetna, Inc.	7,300	177,609
Affiliated Computer Services, Inc., Class A (a)	1,100	52,679
Aflac, Inc.	4,200	81,312
AGCO Corp. (a)	4,585	89,866
Agilent Technologies, Inc. (a)	5,204	79,985
Air Products & Chemicals, Inc.	3,100	174,375

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Alcoa, Inc.	12,350	$90,649
Allstate Corp.	4,100	78,515
Altera Corp.	3,100	54,405
Altria Group, Inc.	22,217	355,916
Amazon.com, Inc. (a)	3,100	227,664
Ameren Corp.	2,000	46,380
American Electric Power Co., Inc.	4,500	113,670
American Express Co.	5,100	69,513
American Tower Corp., Class A (a)	5,000	152,150
Ameriprise Financial, Inc.	1,500	30,735
Amgen, Inc. (a)	19,300	955,736
Anadarko Petroleum Corp.	10,500	408,345
Analog Devices, Inc.	4,000	77,080
Aon Corp.	2,000	81,640
Apache Corp.	5,470	350,572
Apollo Group, Inc., Class A (a)	200	15,666
Apple, Inc. (a)	10,600	1,114,272
Applied Materials, Inc.	33,300	357,975
Archer-Daniels-Midland Co.	4,600	127,788
Assurant, Inc.	800	17,424
AT&T, Inc.	56,255	1,417,626
Autodesk, Inc. (a)	2,200	36,982
Automatic Data Processing, Inc.	8,400	295,344
Avon Products, Inc.	10,400	199,992
Baker Hughes, Inc.	3,700	105,635
Bank of America Corp.	68,550	467,511
Bank of New York Mellon Corp.	13,305	375,866
Baxter International, Inc.	9,300	476,346
Becton Dickinson & Co.	4,300	289,132
Bed Bath & Beyond, Inc. (a)	7,200	178,200
Berkshire Hathaway, Inc., Class B (a)	40	112,800

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Best Buy Co., Inc.	400	$15,184
Biogen Idec, Inc. (a)	5,435	284,903
BJ Services Co.	1,600	15,920
BMC Software, Inc. (a)	4,300	141,900
Boeing Co.	5,800	206,364
Boston Scientific Corp. (a)	17,552	139,538
Bristol-Myers Squibb Co.	30,100	659,792
Broadcom Corp., Class A (a)	5,500	109,890
Burlington Northern Santa Fe Corp.	9,300	559,395
CA, Inc.	9,292	163,632
Cablevision Systems Corp., Class A	3,100	40,114
Campbell Soup Co.	3,500	95,760
Capital One Financial Corp.	1,146	14,027
Cardinal Health, Inc.	7,700	242,396
Caterpillar, Inc.	6,100	170,556
CBS Corp., Class B	13,511	51,882
Charles Schwab Corp.	16,800	260,400
Chesapeake Energy Corp.	2,600	44,356
Chevron Corp.	22,565	1,517,271
Chubb Corp.	100	4,232
CIGNA Corp.	5,200	91,468
Cincinnati Financial Corp.	1,200	27,444
Cisco Systems, Inc. (a)	94,200	1,579,734
Citrix Systems, Inc. (a)	1,600	36,224
Clorox Co.	3,200	164,736
CME Group, Inc.	100	24,639
Coca-Cola Co.	19,800	870,210
Cognizant Technology Solutions Corp., Class A (a)	1,900	39,501
Colgate-Palmolive Co.	1,000	58,980
Comcast Corp., Class A	33,194	452,766
Comerica, Inc.	2,300	42,113

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Computer Sciences Corp. (a)	2,800	$103,152
ConAgra Foods, Inc.	8,400	141,708
ConocoPhillips	2,600	101,816
Consol Energy, Inc.	2,900	73,196
Consolidated Edison, Inc.	2,400	95,064
Constellation Energy Group, Inc.	1,800	37,188
Corning, Inc.	18,450	244,831
Costco Wholesale Corp.	3,600	166,752
Coventry Health Care, Inc. (a)	252	3,261
CSX Corp.	2,500	64,625
CVS Caremark Corp.	9,988	274,570
Danaher Corp.	6,600	357,852
Deere & Co.	11,200	368,144
Dell, Inc. (a)	28,500	270,180
Devon Energy Corp.	7,646	341,700
Discovery Communications, Inc., Class A (a)	1,484	23,774
Discovery Communications, Inc., Class C (a)	1,484	21,741
Dominion Resources, Inc.	6,500	201,435
Dover Corp.	5,200	137,176
Dow Chemical Co.	9,666	81,484
D.R. Horton, Inc.	1,100	10,670
Dr. Pepper Snapple Group, Inc. (a)	1,389	23,488
DTE Energy Co.	1,800	49,860
Du Pont (E.I.) de Nemours & Co.	9,200	205,436
Duke Energy Corp.	12,016	172,069
Eaton Corp.	3,100	114,266
eBay, Inc. (a)	14,900	187,144
Ecolab, Inc.	4,800	166,704
Edison International	2,600	74,906
Electronic Arts, Inc. (a)	4,200	76,398
Eli Lilly & Co.	11,400	380,874

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Embarq Corp.	590	$22,332
EMC Corp. (a)	29,330	334,362
Emerson Electric Co.	8,200	234,356
Entergy Corp.	2,500	170,225
EOG Resources, Inc.	2,300	125,948
Exelon Corp.	7,300	331,347
Express Scripts, Inc. (a)	900	41,553
Exxon Mobil Corp.	61,611	4,195,709
FedEx Corp.	3,800	169,062
First Solar, Inc. (a)	400	53,080
FirstEnergy Corp.	3,000	115,800
Fiserv, Inc. (a)	2,900	105,734
Fluor Corp.	4,200	145,110
Fortune Brands, Inc.	200	4,910
FPL Group, Inc.	3,600	182,628
Franklin Resources, Inc.	300	16,161
Freeport-McMoRan Copper & Gold, Inc.	4,909	187,082
GameStop Corp., Class A (a)	2,000	56,040
Gannett Co., Inc.	11,400	25,080
Gap, Inc.	5,025	65,275
General Dynamics Corp.	3,300	137,247
General Electric Co.	81,242	821,357
General Mills, Inc.	4,300	214,484
Genzyme Corp. (a)	3,400	201,926
Gilead Sciences, Inc. (a)	7,800	361,296
Goldman Sachs Group, Inc.	4,300	455,886
Google, Inc., Class A (a)	3,700	1,287,822
Halliburton Co.	10,700	165,529
Harley-Davidson, Inc.	3,300	44,187
Hartford Financial Services Group, Inc.	2,800	21,980
Health Net, Inc. (a)	1,500	21,720

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Hewlett-Packard Co.	34,200	$1,096,452
HJ Heinz Co.	6,200	204,972
Home Depot, Inc.	13,100	308,636
Honeywell International, Inc.	7,100	197,806
Hospira, Inc. (a)	2,180	67,275
H&R Block, Inc.	8,200	149,158
IBM Corp.	19,200	1,860,288
Illinois Tool Works, Inc.	10,500	323,925
Intel Corp.	69,200	1,041,460
IntercontinentalExchange, Inc. (a)	100	7,447
International Game Technology	4,800	44,256
International Paper Co.	8,565	60,298
Intuit, Inc. (a)	4,300	116,100
ITT Corp.	500	19,235
Jacobs Engineering Group, Inc. (a)	2,800	108,248
J.C. Penney Co., Inc.	400	8,028
Johnson & Johnson	36,100	1,898,860
Johnson Controls, Inc.	7,600	91,200
JPMorgan Chase & Co.	40,031	1,064,024
Juniper Networks, Inc. (a)	6,700	100,902
Kimberly-Clark Corp.	6,400	295,104
KLA-Tencor Corp.	5,200	104,000
Kohl’s Corp. (a)	1,900	80,408
Kraft Foods, Inc., Class A	16,267	362,591
Kroger Co.	2,200	46,684
L-3 Communications Holdings, Inc.	300	20,340
Laboratory Corp. of America Holdings (a)	2,600	152,074
Lam Research Corp. (a)	3,500	79,695
Lexmark International, Inc., Class A (a)	1,100	18,557
Liberty Global Inc., Class A (a)	2,024	29,469
Liberty Global Inc., Class C (a)	2,024	28,599

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Liberty Media Corp. - Entertainment, Class A (a)	6,196	$123,610
Liberty Media Corp. - Interactive, Class A (a)	8,399	24,357
Life Technologies Corp. (a)	1,370	44,498
Limited Brands, Inc.	5,200	45,240
Lincoln National Corp.	1,815	12,142
Linear Technology Corp.	2,900	66,642
Lockheed Martin Corp.	3,300	227,799
Loews Corp.	2,300	50,830
Lowe’s Cos., Inc.	13,600	248,200
LSI Corp. (a)	6,000	18,240
Macy’s, Inc.	5,678	50,534
Marathon Oil Corp.	6,800	178,772
Marriott International, Inc., Class A	400	6,544
Marsh & McLennan Cos., Inc.	3,500	70,875
Marshall & Ilsley Corp.	198	1,115
Masco Corp.	5,200	36,296
McDonald’s Corp.	11,300	616,641
McKesson Corp.	4,583	160,588
MeadWestvaco Corp.	5,900	70,741
Medco Health Solutions, Inc. (a)	7,146	295,416
Medtronic, Inc.	17,100	503,937
MEMC Electronic Materials, Inc. (a)	4,800	79,152
Merck & Co., Inc.	26,700	714,225
MetLife, Inc.	5,400	122,958
Microchip Technology, Inc.	1,700	36,023
Micron Technology, Inc. (a)	5,800	23,548
Microsoft Corp.	157,300	2,889,601
Monsanto Co.	14,467	1,202,208
Moody’s Corp.	1,900	43,548
Mosaic Co.	4,000	167,920
Motorola, Inc.	31,600	133,668

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
National Semiconductor Corp.	2,500	$25,675
National-Oilwell Varco, Inc. (a)	634	18,202
NetApp, Inc. (a)	4,000	59,360
Newmont Mining Corp.	19,600	877,296
News Corp., Class A	7,945	52,596
News Corp., Class B	4,848	37,330
NII Holdings, Inc., Class B (a)	600	9,000
NiSource, Inc.	4,049	39,680
Noble Energy, Inc.	400	21,552
Norfolk Southern Corp.	3,500	118,125
Northern Trust Corp.	4,000	239,280
Northrop Grumman Corp.	3,300	144,012
Northwest Equity Corp.	17,456	83,756
Nucor Corp.	5,250	200,393
NVIDIA Corp. (a)	3,900	38,454
NYSE Euronext	700	12,530
Occidental Petroleum Corp.	7,700	428,505
Omnicom Group, Inc.	7,300	170,820
Oracle Corp.	71,114	1,285,030
PACCAR, Inc.	3,562	91,757
Parker Hannifin Corp.	4,600	156,308
Paychex, Inc.	5,700	146,319
Peabody Energy Corp.	3,600	90,144
PepsiCo, Inc.	17,500	900,900
Pfizer, Inc.	78,460	1,068,625
PG&E Corp.	3,700	141,414
Philip Morris International, Inc.	22,217	790,481
PPG Industries, Inc.	900	33,210
PPL Corp.	3,900	111,969
Praxair, Inc.	5,300	356,637
Principal Financial Group, Inc.	1,600	13,088

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Procter & Gamble Co.	42,577	$2,004,951
Progress Energy, Inc.	2,400	87,024
Progressive Corp. (a)	4,200	56,448
Prudential Financial, Inc.	3,830	72,847
Public Service Enterprise Group, Inc.	4,300	126,721
Pulte Homes, Inc.	200	2,186
QUALCOMM, Inc.	19,400	754,854
Quest Diagnostics, Inc.	3,300	156,684
Qwest Communications International, Inc.	6,100	20,862
Range Resources Corp.	500	20,580
Raytheon Co.	4,200	163,548
Rockwell Automation, Inc.	2,300	50,232
Rockwell Collins, Inc.	1,500	48,960
Rohm and Haas Co.	2,000	157,680
Safeway, Inc.	1,800	36,342
SanDisk Corp. (a)	1,700	21,505
Sara Lee Corp.	11,500	92,920
Sears Holdings Corp. (a)	200	9,142
Sempra Energy	2,000	92,480
Sherwin-Williams Co.	1,000	51,970
SLM Corp. (a)	1,800	8,910
Southern Co.	8,400	257,208
Southwest Airlines Co.	2,900	18,357
Southwestern Energy Co. (a)	800	23,752
Spectra Energy Corp.	4,208	59,501
Sprint Nextel Corp. (a)	15,200	54,264
SPX Corp.	1,200	56,412
St. Jude Medical, Inc. (a)	5,000	181,650
Staples, Inc.	8,475	153,482
Starbucks Corp. (a)	5,400	59,994
Starwood Hotels & Resorts Worldwide, Inc.	7,600	96,520

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
State Street Corp.	3,100	$95,418
Stryker Corp.	3,700	125,948
Sun Microsystems, Inc. (a)	8,275	60,573
Sunoco, Inc.	400	10,592
SUPERVALU, Inc.	255	3,641
Synopsys, Inc. (a)	1,200	24,876
Synthes, Inc.	2,766	307,763
Sysco Corp.	400	9,120
T. Rowe Price Group, Inc.	800	23,088
Target Corp.	6,300	216,657
Texas Instruments, Inc.	17,900	295,529
Textron, Inc.	2,400	13,776
Thermo Fisher Scientific, Inc. (a)	548	19,547
Time Warner Cable, Inc.	3,095	76,756
Time Warner, Inc.	12,333	238,027
TJX Cos., Inc.	5,200	133,328
Torchmark Corp.	900	23,607
Travelers Cos., Inc.	569	23,124
Tyson Foods, Inc., Class A	338	3,174
Union Pacific Corp.	4,600	189,106
United Parcel Service, Inc., Class B	7,900	388,838
United Technologies Corp.	8,400	361,032
UnitedHealth Group, Inc.	16,354	342,289
Unum Group	1,400	17,500
U.S. Bancorp	18,800	274,668
Valero Energy Corp.	6,844	122,508
VeriSign, Inc. (a)	2,900	54,723
Verizon Communications, Inc.	34,100	1,029,820
Viacom, Inc., Class B (a)	11,211	194,847
Vulcan Materials Co.	1,850	81,937
Walgreen Co.	5,300	137,588

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Wal-Mart Stores, Inc.	22,700	$1,182,670
Walt Disney Co.	28,200	512,112
Waters Corp. (a)	600	22,170
WellPoint, Inc. (a)	6,900	261,993
Wells Fargo & Co.	42,400	603,776
Western Union Co.	12,651	159,023
Weyerhaeuser Co.	4,800	132,336
Williams Cos., Inc.	2,100	23,898
Windstream Corp.	1,611	12,985
WR Berkley Corp.	2,200	49,610
Wyeth	18,200	783,328
Xcel Energy, Inc.	4,100	76,383
Xerox Corp.	12,100	55,055
Xilinx, Inc.	3,300	63,228
XTO Energy, Inc.	4,682	143,363
Yahoo!, Inc. (a)	22,100	283,101
Yum! Brands, Inc.	6,000	164,880
Zimmer Holdings, Inc. (a)	3,960	144,540
		74,559,559
Total Common Stocks 86.1%		148,590,450

Preferred Stocks 1.7%
Brazil 1.6%
All America Latina Logistica SA	14,700	62,609
Ambev	5,624	265,132
Banco Bradesco SA	26,111	260,013
Banco Itau Holdings Financeira SA	36,469	403,246
Bradespar SA	4,186	40,854
CEMIG	6,087	90,501
Companhia Vale do Rio Doce	33,306	384,065
Electrobras SA (a)	7,268	78,578
Gerdau SA	12,855	71,486

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Brazil (continued)
Itausa-Investimentos Itau SA	39,389	$135,329
Metalurgica Gerdau SA	5,813	42,349
Petroleo Brasileiro SA	51,250	630,752
Sadia SA	38,447	52,042
Tele Norte Leste Participacoes SA	8,453	118,428
Usinas Siderurgicas de Minas Gerais SA, Class A	4,823	61,334
		2,696,718
Germany 0.1%
Henkel AG & Co., KGaA	842	22,891
Porsche, Automobil Holdings SE	676	31,831
RWE AG	191	11,905
Volkswagen AG	258	14,876
		81,503
Republic of Korea (South Korea) 0.0%
Samsung Electronics Co., Ltd.	191	43,923

Total Preferred Stocks 1.7%		2,822,144

Total Common and Preferred Stocks 87.8%		151,412,594

Investment Companies 0.8%
Canada 0.0%
Bell Aliant Regional Communications Income Fund	457	8,731

United States 0.8%
iShares Russell 2000 Value Index Fund	33,500	1,321,910

Total Investment Companies 0.8%		1,330,641

Total Long-Term Investments 88.6%
(Cost $208,674,760)		152,743,235

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 8.7%
Banc of America Securities ($792,563 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $792,566)	792,563
Citigroup Global Markets, Inc. ($7,925,634 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $7,925,662)	7,925,634
Citigroup Global Markets, Inc. ($3,804,304 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $3,804,319)	3,804,304
JPMorgan Chase & Co. ($2,377,690 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $2,377,699)	2,377,690
State Street Bank & Trust Co. ($40,809 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $40,809)	40,809

Total Repurchase Agreements 8.7%
(Cost $14,941,000)	14,941,000

Total Investments 97.3%
(Cost $223,615,760)	167,684,235

Foreign Currency 0.2%
(Cost $436,192)	430,683

Other Assets in Excess of Liabilities 2.5%	4,305,649

Net Assets 100.0%	$172,420,567

Percentages are calculated as a percentage of net assets.

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. The total market value of these securities is $64,585,656.

(a)  Non-income producing security.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Forward Foreign Currency Contracts Outstanding as of March 31, 2009:

			Unrealized
			Appreciation/
	In Exchange For	Current Value	Depreciation
Long Contracts:
Australian Dollar
1,622,723 expiring 04/16/09	US $	$1,127,180	$280

Euro
3,066,380 expiring 04/16/09	US $	4,073,858	40,158
2,440,370 expiring 04/16/09	US $	3,242,169	(58,651)
5,018,154 expiring 04/16/09	US $	6,666,899	275,779
159,967 expiring 04/16/09	US $	212,526	8,485
3,998,657 expiring 04/16/09	US $	5,312,441	212,074
			477,845
Japanese Yen
129,661,652 expiring 04/16/09	US $	1,310,135	(10,019)
1,401,241,784 expiring 04/16/09	US $	14,158,517	(92,608)
401,659,428 expiring 04/16/09	US $	4,058,473	(27,418)
			(130,045)
Pound Sterling
5,152,861 expiring 04/16/09	US $	7,393,823	269,786
Total Long Contracts:			$617,866

Short Contracts:
Euro
967,462 expiring 04/16/09	US $	1,285,328	$(51,688)
1,370,890 expiring 04/16/09	US $	1,821,304	(73,632)
4,034,642 expiring 04/16/09	US $	5,360,248	(217,976)
398,749 expiring 04/16/09	US $	529,761	(461)
922,077 expiring 04/16/09	US $	1,225,032	(48,618)
			(392,375)
Japanese Yen
500,445,209 expiring 04/16/09	US $	5,056,630	28,678
457,902,817 expiring 04/16/09	US $	4,626,771	33,818
872,104,152 expiring 04/16/09	US $	8,811,971	59,442
196,632,480 expiring 04/16/09	US $	1,986,826	13,931
			135,869
Pound Sterling
957,304 expiring 04/16/09	US $	1,373,632	(48,638)

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange For	Current Value	Depreciation
Short Contracts: (continued)
Pound Sterling (continued)
2,169,914 expiring 04/16/09	US $	$3,113,603	$(106,427)
147,946 expiring 04/16/09	US $	212,287	(7,648)
			(162,713)
Singapore Dollar
1,895,124 expiring 04/16/09	US $	1,245,566	(10,273)
Total Short Contracts:			$(429,492)
Total Forward Foreign Currency Contracts:			$188,374

Futures contracts outstanding as of March 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Futures Contracts
Long Contracts:
CAC 40 Index, April 2009 (Current Notional Value of $37,274 per contract)	45	$36,660
Dax Index, June 2009 (Current Notional Value of $136,152 per contract)	13	49,814
FTSE 100 Index, June 2009 (Current Notional Value of $55,683 per contract)	81	139,170
Hang Seng China Ent Index, April 2009 (Current Notional Value of $51,832 per contract)	66	12,675
Hang Seng Stock Index, April 2009 (Current Notional Value of $87,456 per contract)	11	(10,051)
MSCI Taiwan Index, April 2009 (Current Notional Value of $19,350 per contract)	60	(19,410)
SGX CNX Nifty Index, April 2009 (Current Notional Value of $6,034 per contract)	427	36,228
SGX MSCI Singapore Index, April 2009 (Current Notional Value of $26,786 per contract)	34	(3,754)
Topix Index, June 2009 (Current Notional Value of $78,668 per contract)	20	156,525
Total Long Contracts:	757	397,857

Short Contracts:
DOW Jones Euro Stoxx 50 Index, June 2009 (Current Notional Value of $26,460 per contract)	100	(60,745)

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

		Unrealized
		Appreciation/
	Contracts	Depreciation
Futures Contracts
Short Contracts: (continued)
S&P 500 E Mini Index, June 2009 (Current Notional Value of $39,740 per contract)	91	$(93,676)
Total Short Contracts:	191	(154,421)
Total Futures Contracts	948	$243,436

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Integrated Oil & Gas	$12,639,247	7.3%
Pharmaceuticals	11,241,128	6.5
Diversified Banks	8,711,645	5.1
Integrated Telecommunication Services	5,979,519	3.5
Computer Hardware	4,675,025	2.7
Systems Software	4,528,482	2.6
Electric Utilities	4,305,138	2.5
Communications Equipment	3,747,184	2.2
Packaged Foods & Meats	3,738,946	2.2
Health Care Equipment	3,172,954	1.8
Household Products	3,156,827	1.8
Gold	3,052,345	1.8
Diversified Metals & Mining	3,028,755	1.8
Fertilizers & Agricultural Chemicals	2,845,068	1.7
Semiconductors	2,535,642	1.5
Wireless Telecommunication Services	2,301,354	1.3
Industrial Machinery	2,290,124	1.3
Automobile Manufacturers	2,246,057	1.3
Oil & Gas Exploration & Production	2,221,610	1.3

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

		Percent of
Industry	Value	Net Assets
Tobacco	$2,147,423	1.2%
Multi-Utilities	2,052,410	1.2
Industrial Conglomerates	1,998,056	1.2
Real Estate Management & Development	1,933,104	1.1
Internet Software & Services	1,926,476	1.1
Biotechnology	1,844,136	1.1
Steel	1,838,500	1.1
Soft Drinks	1,833,437	1.1
Railroads	1,817,337	1.1
Hypermarkets & Super Centers	1,813,593	1.1
Aerospace & Defense	1,784,210	1.0
Other Diversified Financial Services	1,699,894	1.0
Investment Companies	1,330,641	0.8
Movies & Entertainment	1,321,446	0.8
Construction & Farm Machinery & Heavy Trucks	1,296,552	0.8
Diversified Chemicals	1,256,041	0.7
Electronic Equipment Manufacturers	1,246,785	0.7
Oil & Gas Equipment & Services	1,094,794	0.6
Asset Management & Custody Banks	1,072,708	0.6
Broadcasting & Cable TV	1,045,166	0.6
Food Retail	1,021,769	0.6
Property & Casualty Insurance	1,020,310	0.6
Investment Banking & Brokerage	1,012,329	0.6
Life & Health Insurance	949,395	0.6
Managed Health Care	898,340	0.5
Semiconductor Equipment	884,838	0.5
Application Software	872,533	0.5

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

		Percent of
Industry	Value	Net Assets
Data Processing & Outsourced Services	$862,251	0.5%
Brewers	861,106	0.5
Construction & Engineering	856,048	0.5
Restaurants	841,515	0.5
Specialty Chemicals	835,006	0.5
Apparel Retail	825,048	0.5
Trading Companies & Distributors	823,351	0.5
Industrial Gases	785,144	0.5
Consumer Electronics	712,856	0.4
Air Freight & Logistics	693,540	0.4
Health Care Services	686,009	0.4
Office Electronics	664,966	0.4
Electrical Components & Equipment	630,904	0.4
Home Improvement Retail	618,882	0.4
Oil & Gas Refining & Marketing	567,634	0.3
Agricultural Products	524,714	0.3
Computer Storage & Peripherals	510,470	0.3
Regional Banks	506,826	0.3
Advertising	458,526	0.3
Department Stores	453,773	0.3
Publishing	453,036	0.3
Personal Products	427,145	0.3
Multi-Line Insurance	426,381	0.2
Oil & Gas Drilling	422,660	0.2
Drug Retail	412,158	0.2
Health Care Distributors	411,665	0.2
Auto Parts & Equipment	411,530	0.2

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

		Percent of
Industry	Value	Net Assets
Heavy Electrical Equipment	$408,965	0.2%
Specialized Finance	395,102	0.2
Gas Utilities	392,420	0.2
Paper Products	381,166	0.2
Building Products	380,291	0.2
IT Consulting & Other Services	373,800	0.2
Home Entertainment Software	372,081	0.2
Homebuilding	371,010	0.2
Commodity Chemicals	349,583	0.2
Apparel, Accessories & Luxury Goods	323,604	0.2
Construction Materials	304,894	0.2
Distributors	302,122	0.2
Distillers & Vintners	257,084	0.2
General Merchandise Stores	247,923	0.1
Airlines	243,274	0.1
Forest Products	227,849	0.1
Internet Retail	227,664	0.1
Hotels, Resorts & Cruise Lines	217,940	0.1
Precious Metals & Minerals	211,463	0.1
Coal & Consumable Fuels	210,876	0.1
Independent Power Producers & Energy Traders	198,112	0.1
Tires & Rubber	197,950	0.1
Consumer Finance	197,756	0.1
Insurance Brokers	187,715	0.1
Casinos & Gaming	179,345	0.1
Home Furnishing Retail	178,200	0.1
Marine	178,193	0.1

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

		Percent of
Industry	Value	Net Assets
Multi-Sector Holdings	$164,547	0.1%
Specialty Stores	153,482	0.1
Specialized Consumer Services	149,158	0.1
Highways & Railtracks	145,353	0.1
Retail REIT’s	141,397	0.1
Life Sciences Tools & Services	136,996	0.1
Oil & Gas Storage & Transportation	136,931	0.1
Computer & Electronics Retail	134,635	0.1
Diversified Commercial & Professional Services	132,242	0.1
Health Care Supplies	132,207	0.1
Aluminum	125,614	0.1
Leisure Products	123,531	0.1
Trucking	117,313	0.1
Commercial Printing	108,428	0.1
Reinsurance	101,681	0.1
Office	91,208	0.1
Food Distributors	87,954	0.1
Electronic Manufacturing Services	85,704	0.1
Broadcasting - Diversified	76,756	0.0	*
Water Utilities	72,028	0.0	*
Metal & Glass Containers	64,947	0.0	*
Paper Packaging	64,331	0.0	*
Leisure Facilities	63,803	0.0	*
Motorcycle Manufacturers	54,088	0.0	*
Marine Ports & Services	53,817	0.0	*
Photographic Products	51,451	0.0	*
Education Services	41,568	0.0	*

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

		Percent of
Industry	Value	Net Assets
Footwear	$38,195	0.0	*
Automotive Retail	38,051	0.0	*
Diversified Capital Markets	35,281	0.0	*
Catalog Retail	33,340	0.0	*
Industrial	25,706	0.0	*
Textiles	24,576	0.0	*
Household Appliances	22,712	0.0	*
Housewares & Specialties	22,489	0.0	*
Human Resource & Employment Services	20,835	0.0	*
Office Services & Supplies	20,177	0.0	*
Home Furnishings	8,525	0.0	*
Health Care Facilities	4,581	0.0	*
Environmental & Facilities Services	4,150	0.0	*
Airport Services	3,562	0.0	*
Alternative Carriers	711	0.0	*
Diversified REIT’s	375	0.0	*
	$152,743,235	88.6%

*Amount is less than 0.1%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Other Financial Instruments*
Level 1 - Quoted Prices	$87,840,864	$431,072	$(187,636)
Level 2 - Other Significant Observable Inputs	79,843,371	942,431	(754,057)
Level 3 - Significant Unobservable Inputs	-0-	-0-	-0-
Total	$167,684,235	$1,373,503	$(941,693)

* Other financial instruments include futures and forward foreign currency contracts.

Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Global Franchise Fund

Portfolio of Investments  •  March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.1%
Finland 2.4%
Kone Oyj, Class B	1,083,259	$22,445,467

France 3.0%
Groupe DANONE	549,018	26,799,240
Pernod Ricard SA	30,210	1,688,527
		28,487,767
Ireland 0.8%
C&C Group PLC	4,661,985	8,050,718

Japan 2.3%
Kao Corp.	1,139,000	22,332,826

Jersey 4.2%
Experian PLC	6,418,725	40,210,629

Netherlands 7.6%
Reed Elsevier NV	3,189,447	34,107,631
Wolters Kluwer NV CVA	2,354,389	38,223,515
		72,331,146
Sweden 4.8%
Swedish Match AB	3,134,578	45,315,210

Switzerland 6.1%
Nestle SA (Registered)	1,021,402	34,573,933
Novartis AG	631,295	23,827,473
		58,401,406
United Kingdom 27.9%
British American Tobacco PLC	3,337,280	77,275,048
Cadbury PLC	4,562,135	34,455,631
Diageo PLC	2,001,499	22,599,888
Imperial Tobacco Group PLC	2,541,070	57,068,535
Reckitt Benckiser PLC	931,569	35,059,610
Unilever PLC	2,015,164	38,193,863
		264,652,575

	Number of
Description	Shares	Value

United States 37.0%
Brown Forman Corp., Class B	537,415	$20,867,825
Career Education Corp. (a)	850,845	20,386,246
eBay, Inc. (a)	1,915,599	24,059,924
Estee Lauder Cos., Inc., Class A	869,739	21,439,066
Fortune Brands, Inc.	638,050	15,664,128
Harley-Davidson, Inc.	2,474,685	33,136,032
Kellogg Co.	583,078	21,358,147
McGraw-Hill Cos., Inc.	1,221,283	27,930,742
Moody’s Corp.	1,293,815	29,654,240
Philip Morris International, Inc.	1,230,523	43,782,008
Procter & Gamble Co.	556,498	26,205,491
Scotts Miracle-Gro Co., Class A	815,569	28,300,244
Starbucks Corp. (a)	2,052,899	22,807,708
Weight Watchers International, Inc.	861,508	15,980,973
		351,572,774
Total Long-Term Investments 96.1% (Cost $1,119,258,961)		913,800,518

Repurchase Agreements 2.9%
Banc of America Securities ($1,457,816 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $1,457,820)		1,457,816
Citigroup Global Markets, Inc. ($6,997,516 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $6,997,543)		6,997,516
Citigroup Global Markets, Inc. ($14,578,158 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $14,578,211)		14,578,158
JPMorgan Chase & Co. ($4,373,447 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $4,373,464)		4,373,447

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($75,063 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $75,063)	$75,063

Total Repurchase Agreements 2.9% (Cost $27,482,000)	27,482,000

Total Investments 99.0% (Cost $1,146,740,961)	941,282,518

Foreign Currency 0.0% (Cost $20,534)	20,264

Other Assets in Excess of Liabilities 1.0%	9,206,914

Net Assets 100.0%	$950,509,696

Percentages are calculated as a percentage of net assets.

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  The total market value of these securities is $562,227,744.

(a)  Non-income producing security.

CVA - Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of March 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Pound Sterling
19,375,000 expiring 04/28/09	US $	$27,801,896	$404,984
19,375,000 expiring 04/28/09	US $	27,801,896	409,654
19,375,000 expiring 04/28/09	US $	27,801,896	401,516
19,375,000 expiring 04/28/09	US $	27,801,896	387,295
		$111,207,584	$1,603,449

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Tobacco	$223,440,801	23.5%
Packaged Foods & Meats	155,380,815	16.3
Publishing	100,261,889	10.6
Household Products	83,597,926	8.8
Distillers & Vintners	53,206,957	5.6
Diversified Commercial & Professional Services	40,210,629	4.2
Motorcycle Manufacturers	33,136,032	3.5
Specialized Finance	29,654,240	3.1
Fertilizers & Agricultural Chemicals	28,300,244	3.0
Internet Software & Services	24,059,924	2.5
Pharmaceuticals	23,827,473	2.5
Restaurants	22,807,708	2.4
Industrial Machinery	22,445,467	2.4
Personal Products	21,439,066	2.3
Education Services	20,386,246	2.1
Specialized Consumer Services	15,980,973	1.7
Housewares & Specialties	15,664,128	1.6
	$913,800,518	96.1%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$351,572,774	$-0-
Level 2 - Other Significant Observable Inputs	589,709,744	1,603,449
Level 3 – Significant Unobservable Inputs	-0-	-0-
Total	$941,282,518	$1,603,449

* Other financial instruments includes forward foreign currency contracts.

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.4%
Finland 2.4%
Kone Oyj, Class B	169,111	$3,504,033

France 3.0%
Groupe DANONE	85,709	4,183,717
Pernod-Ricard SA	4,716	263,591
		4,447,308
Ireland 0.8%
C&C Group PLC	727,796	1,263,047

Japan 2.4%
Kao Corp.	178,000	3,490,117

Jersey Channel Islands 4.2%
Experian PLC	1,002,046	6,277,399

Netherlands 7.6%
Reed Elsevier NV	497,914	5,324,643
Wolters Kluwer NV	367,551	5,967,192
		11,291,835
Sweden 4.8%
Swedish Match AB	489,348	7,074,288

Switzerland 6.2%
Nestle SA	159,454	5,397,436
Novartis AG	98,553	3,719,765
		9,117,201
United Kingdom 27.9%
British American Tobacco PLC	520,993	12,063,644
Cadbury PLC	712,209	5,378,975
Diageo PLC	312,460	3,528,136
Imperial Tobacco Group PLC	396,694	8,909,139

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Reckitt Benckiser PLC	145,430	$5,473,260
Unilever PLC	314,593	5,962,553
		41,315,707
United States 37.1%
Brown-Forman Corp., Class B	81,241	3,154,588
Career Education Corp. (a)	132,828	3,182,559
eBay, Inc. (a)	299,050	3,756,068
Estee Lauder Cos., Inc., Class A	135,777	3,346,903
Fortune Brands, Inc.	99,608	2,445,376
Harley-Davidson, Inc.	386,330	5,172,959
Kellogg Co.	91,026	3,334,282
McGraw-Hill Cos., Inc.	190,658	4,360,349
Moody’s Corp.	205,725	4,715,217
Philip Morris International, Inc.	192,101	6,834,954
Procter & Gamble Co.	86,877	4,091,038
Scotts Miracle-Gro Co., Class A	127,321	4,418,039
Starbucks Corp. (a)	320,484	3,560,577
Weight Watchers International, Inc.	134,493	2,494,845
		54,867,754
Total Long-Term Investments 96.4% (Cost $150,246,511)		142,648,689

Repurchase Agreements 2.2%
Banc of America Securities ($170,809 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $170,809)		170,809
Citigroup Global Markets, Inc. ($819,882 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $819,885)		819,882

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($1,708,088 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $1,708,094)	$1,708,088
JPMorgan Chase & Co. ($512,426 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $512,428)	512,426
State Street Bank & Trust Co. ($8,795 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $8,795)	8,795

Total Repurchase Agreements 2.2% (Cost $3,220,000)	3,220,000

Total Investments 98.6% (Cost $153,466,511)	145,868,689

Foreign Currency 0.0% (Cost $11,565)	11,595

Other Assets in Excess of Liabilities 1.4%	2,090,046

Net Assets 100.0%	$147,970,330

Percentages are calculated as a percentage of net assets.

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  The total market value of these securities is $87,780,936.

(a)     Non-income producing security.

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Forward Foreign Currency Contracts Outstanding as of March 31, 2009:

			Unrealized
	In Exchange		Appreciation/
	for	Current Value	Depreciation
Short Contracts:
Pound Sterling
3,045,000 expiring 04/28/09	US $	$4,369,382	$64,381
3,045,000 expiring 04/28/09	US $	4,369,382	60,868
3,045,000 expiring 04/28/09	US $	4,369,382	63,648
3,045,000 expiring 04/28/09	US $	4,369,382	63,103
Total Forward Currency Contracts			$252,000

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets
Tobacco	$34,882,025	23.6%
Packaged Foods & Meats	24,256,964	16.4
Publishing	15,652,183	10.6
Household Products	13,054,414	8.8
Distillers & Vintners	8,209,363	5.5
Diversified Commercial & Professional Services	6,277,399	4.2
Motorcycle Manufacturers	5,172,959	3.5
Specialized Finance	4,715,217	3.2
Fertilizers & Agricultural Chemicals	4,418,039	3.0
Internet Software & Services	3,756,068	2.5
Pharmaceuticals	3,719,765	2.5
Restaurants	3,560,577	2.4
Industrial Machinery	3,504,033	2.4
Personal Products	3,346,903	2.3
Education Services	3,182,559	2.1
Specialized Consumer Services	2,494,845	1.7
Housewares & Specialties	2,445,376	1.7
	$142,648,689	96.4%

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Assets
	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$54,867,754	$-0-
Level 2 - Other Significant Observable Inputs	91,000,935	252,000
Level 3 - Significant Unobservable Inputs	-0-	-0-
Total	$145,868,689	$252,000

*   Other financial instruments include forward foreign currency contracts.

Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2009 (Unaudited) continued

Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009